UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08411

James Advantage Funds
(Exact name of registrant as specified in charter)

1349 Fairground Road Xenia, Ohio	45385
(Address of principal executive offices)	(Zip code)

R. Brian Culpepper

P.O. Box 8 Alpha, Ohio 45301
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(937) 426-7640

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

James Balanced: Golden Rainbow Fund

Retail Class (GLRBX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about James Balanced: Golden Rainbow Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$129	1.20%

How did the Fund perform during the reporting period?

     The James Balanced: Golden Rainbow Fund - Retail Class (GLRBX) returned 14.69% for the fiscal year ended June 30, 2026. During the same period, the Bloomberg US 3000 Total Return Index gained 23.15%, while the Fund's blended benchmark, consisting of 25% Bloomberg US 1000 Total Return Index, 25% Bloomberg US 2000 Total Return Index, and 50% Bloomberg Intermediate US Government/Credit Bond Index, returned 16.70%.

     As a balanced fund, equities represented just over half of the portfolio, with an average weighting of 51.04%, yet they were the primary driver of performance. Equity holdings returned 27.05% and contributed 12.94 percentage points to total return. Commodities also provided meaningful support, contributing 0.98 percentage points on an average weighting of 3.64% and a return of 22.18%. Fixed income securities, which represented an average weighting of 43.18%, added 1.97 percentage points to performance during the fiscal year.

     Information Technology was the largest contributor to performance, adding 4.01 percentage points to total return. The sector represented the portfolio's largest average allocation at 14.33% and returned 31.08% during the period. Its combination of meaningful portfolio weight and strong performance made it the Fund's most significant sector contributor.

     Industrials generated the strongest sector return within the portfolio, advancing 63.64% and contributing 2.49 percentage points to performance despite an average weighting of just 4.78%. The sector's substantial return demonstrated how a relatively modest allocation can still have a meaningful impact on overall results.

     Consumer Discretionary was one of the weaker-performing sectors relative to its portfolio allocation. Representing an average weighting of 5.23%, the sector returned just 1.11% and contributed 0.10 percentage points to total return. Compared with other major portfolio allocations, its contribution was relatively limited.

     Real Estate was the only sector to generate a negative return during the fiscal year, declining 4.07%. However, its impact on overall results was minimal due to its small average weighting of 0.48%.

     At the individual holding level, Alphabet, Inc.- Class A (Google) was the Fund's largest contributor. The position added 1.94 percentage points to total return, supported by a 103.82% return and an average weighting of 2.72%. Alphabet's exceptional performance made it the portfolio's strongest individual contributor during the fiscal year.

     Microsoft Corporation was the largest individual detractor. The position represented an average weighting of 3.46% and declined 23.58% during the period, reducing total return by 0.87 percentage points. Its performance serves as a reminder that meaningful stock-specific dispersion can occur even among industry-leading companies operating within the same sector.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	James Balanced: Golden Rainbow Fund - Retail Class	Bloomberg Intermediate U.S. Government/Credit Bond Index	Bloomberg US 1000 Index	Bloomberg US 2000 Index	Bloomberg US 3000 Index	James Golden Rainbow Blend *	VettaFi U.S. Equity 3000 Index
Jun-2016	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Jun-2017	$10,392	$9,979	$11,815	$12,334	$11,853	$10,999	$11,849
Jun-2018	$10,586	$9,921	$13,536	$14,573	$13,611	$11,848	$13,618
Jun-2019	$10,455	$10,609	$14,883	$13,897	$14,814	$12,478	$14,861
Jun-2020	$10,331	$11,364	$16,027	$12,950	$15,808	$13,064	$15,852
Jun-2021	$11,920	$11,385	$22,923	$21,962	$22,842	$16,410	$22,872
Jun-2022	$10,851	$10,556	$19,850	$16,581	$19,604	$14,263	$19,582
Jun-2023	$11,546	$10,546	$23,673	$18,611	$23,303	$15,416	$23,283
Jun-2024	$13,114	$10,989	$29,343	$20,353	$28,707	$17,043	$28,661
Jun-2025	$14,221	$11,729	$33,877	$21,980	$33,047	$18,681	$33,024
Jun-2026	$16,310	$12,097	$41,474	$30,973	$40,697	$21,799	$40,683

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
James Balanced: Golden Rainbow Fund - Retail Class	14.69%	6.47%	5.01%
James Golden Rainbow Blend *	16.70%	5.84%	8.10%
Bloomberg Intermediate U.S. Government/Credit Bond Index	3.14%	1.22%	1.92%
Bloomberg US 1000 Index	22.43%	12.59%	15.29%
Bloomberg US 2000 Index	40.92%	7.12%	11.97%
Bloomberg US 3000 Index	23.15%	12.24%	15.07%
VettaFi U.S. Equity 3000 Index	23.19%	12.21%	15.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 995-2637 or visit https://www.jamesfunds.com/our-funds.php#fund-performance for updated performance information.

* James Golden Rainbow Blend is comprised of 25% Bloomberg US 1000 Index / 25% Bloomberg US 2000 Index / 50% Bloomberg Intermediate U.S. Government/Credit Bond Index

Fund Statistics

  Net Assets$420,079,722
  Number of Portfolio Holdings116
  Total Advisory Fees Paid $3,093,142
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	46.2%
Corporate Bonds	11.8%
Exchange-Traded Funds	8.3%
Money Market Funds	2.1%
Mortgage-Backed Securities	2.4%
U.S. Government & Agencies	3.9%
U.S. Treasury Obligations	25.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations 25.2%
Information Technology 15.0%
Corporate Bonds 11.8%
Exchange-Traded Funds 8.3%
Financials 7.0%
Industrials 5.2%
Consumer Discretionary 4.6%
Communication Services 4.2%
U.S. Government & Agencies 3.8%
Health Care 3.4%
Mortgage-Backed Securities 2.4%
Consumer Staples 2.4%
Money Market Funds 2.1%
Energy 1.8%
Utilities 1.2%
Materials 0.7%
Real Estate 0.5%

Table Summary
Value	Value
Real Estate	0.5%
Materials	0.7%
Utilities	1.2%
Energy	1.8%
Money Market Funds	2.1%
Consumer Staples	2.4%
Mortgage-Backed Securities	2.4%
Health Care	3.4%
U.S. Government & Agencies	3.8%
Communication Services	4.2%
Consumer Discretionary	4.6%
Industrials	5.2%
Financials	7.0%
Exchange-Traded Funds	8.3%
Corporate Bonds	11.8%
Information Technology	15.0%
U.S. Treasury Obligations	25.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
U.S. Treasury Notes, 5.375%, due 02/15/31	5.0%
U.S. Treasury Notes, 5.500%, due 08/15/28	3.7%
U.S. Treasury Notes, 4.375%, due 05/15/34	3.6%
Alphabet, Inc. - Class A	3.1%
Microsoft Corporation	2.7%
Apple, Inc.	2.7%
iShares Gold Trust	2.6%
NVIDIA Corporation	2.4%
U.S. Treasury Notes, 4.250%, due 11/30/26	2.4%
U.S. Treasury Notes, 2.375%, due 05/15/27	2.3%

Material Fund Changes

Effective March 31, 2026, the Fund's Broad Based securities market index changed from the VettaFi U.S. Equity 3000 Index to the Bloomberg US 3000 Index. The Fund believes the new index provides a comparable representation of the market in which the Fund invests to that of the prior benchmark index.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.jamesfunds.com/forms-and-reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

James Balanced: Golden Rainbow Fund - Retail Class (GLRBX)

Annual Shareholder Report - June 30, 2026

TSR-AR 063026-GLRBX

James Balanced: Golden Rainbow Fund

Institutional Class (GLRIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about James Balanced: Golden Rainbow Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	0.95%

How did the Fund perform during the reporting period?

     The James Balanced: Golden Rainbow Fund - Institutional Class (GLRIX) returned 14.94% for the fiscal year ended June 30, 2026. During the same period, the Bloomberg US 3000 Total Return Index gained 23.15%, while the Fund's blended benchmark, consisting of 25% Bloomberg US 1000 Total Return Index, 25% Bloomberg US 2000 Total Return Index, and 50% Bloomberg Intermediate US Government/Credit Bond Index, returned 16.70%.

     As a balanced fund, equities represented just over half of the portfolio, with an average weighting of 51.04%, yet they were the primary driver of performance. Equity holdings returned 27.05% and contributed 12.94 percentage points to total return. Commodities also provided meaningful support, contributing 0.98 percentage points on an average weighting of 3.64% and a return of 22.18%. Fixed income securities, which represented an average weighting of 43.18%, added 1.97 percentage points to performance during the fiscal year.

     Information Technology was the largest contributor to performance, adding 4.01 percentage points to total return. The sector represented the portfolio's largest average allocation at 14.33% and returned 31.08% during the period. Its combination of meaningful portfolio weight and strong performance made it the Fund's most significant sector contributor.

     Industrials generated the strongest sector return within the portfolio, advancing 63.64% and contributing 2.49 percentage points to performance despite an average weighting of just 4.78%. The sector's substantial return demonstrated how a relatively modest allocation can still have a meaningful impact on overall results.

     Consumer Discretionary was one of the weaker-performing sectors relative to its portfolio allocation. Representing an average weighting of 5.23%, the sector returned just 1.11% and contributed 0.10 percentage points to total return. Compared with other major portfolio allocations, its contribution was relatively limited.

     Real Estate was the only sector to generate a negative return during the fiscal year, declining 4.07%. However, its impact on overall results was minimal due to its small average weighting of 0.48%.

     At the individual holding level, Alphabet, Inc.- Class A (Google) was the Fund's largest contributor. The position added 1.94 percentage points to total return, supported by a 103.82% return and an average weighting of 2.72%. Alphabet's exceptional performance made it the portfolio's strongest individual contributor during the fiscal year.

     Microsoft Corporation was the largest individual detractor. The position represented an average weighting of 3.46% and declined 23.58% during the period, reducing total return by 0.87 percentage points. Its performance serves as a reminder that meaningful stock-specific dispersion can occur even among industry-leading companies operating within the same sector.

How has the Fund performed over the last ten years?

Total Return Based on $50,000 Investment

Table Summary
	James Balanced: Golden Rainbow Fund - Institutional Class	James Golden Rainbow Blend *	Bloomberg Intermediate U.S. Government/Credit Bond Index	Bloomberg US 1000 Index	Bloomberg US 2000 Index	Bloomberg US 3000 Index	VettaFi U.S. Equity 3000 Index
Jun-2016	$50,000	$50,000	$50,000	$50,000	$50,000	$50,000	$50,000
Jun-2017	$52,116	$54,996	$49,894	$59,074	$61,670	$59,267	$59,245
Jun-2018	$53,218	$59,238	$49,605	$67,681	$72,865	$68,055	$68,089
Jun-2019	$52,691	$62,390	$53,043	$74,416	$69,485	$74,071	$74,305
Jun-2020	$52,198	$65,322	$56,818	$80,134	$64,749	$79,040	$79,260
Jun-2021	$60,355	$82,050	$56,927	$114,613	$109,810	$114,208	$114,359
Jun-2022	$55,088	$71,315	$52,782	$99,251	$82,907	$98,019	$97,910
Jun-2023	$58,745	$77,078	$52,732	$118,364	$93,054	$116,517	$116,417
Jun-2024	$66,913	$85,217	$54,943	$146,713	$101,766	$143,534	$143,303
Jun-2025	$72,750	$93,403	$58,645	$169,383	$109,898	$165,235	$165,121
Jun-2026	$83,622	$108,996	$60,484	$207,369	$154,863	$203,483	$203,415

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
James Balanced: Golden Rainbow Fund - Institutional Class	14.94%	6.74%	5.28%
James Golden Rainbow Blend *	16.70%	5.84%	8.10%
Bloomberg Intermediate U.S. Government/Credit Bond Index	3.14%	1.22%	1.92%
Bloomberg US 1000 Index	22.43%	12.59%	15.29%
Bloomberg US 2000 Index	40.92%	7.12%	11.97%
Bloomberg US 3000 Index	23.15%	12.24%	15.07%
VettaFi U.S. Equity 3000 Index	23.19%	12.21%	15.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 995-2637 or visit https://www.jamesfunds.com/our-funds.php#fund-performance for updated performance information.

* James Golden Rainbow Blend is comprised of 25% Bloomberg US 1000 Index / 25% Bloomberg US 2000 Index / 50% Bloomberg Intermediate U.S. Government/Credit Bond Index

Fund Statistics

  Net Assets$420,079,722
  Number of Portfolio Holdings116
  Total Advisory Fees Paid $3,093,142
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	46.2%
Corporate Bonds	11.8%
Exchange-Traded Funds	8.3%
Money Market Funds	2.1%
Mortgage-Backed Securities	2.4%
U.S. Government & Agencies	3.9%
U.S. Treasury Obligations	25.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Real Estate	0.5%
Materials	0.7%
Utilities	1.2%
Energy	1.8%
Money Market Funds	2.1%
Consumer Staples	2.4%
Mortgage-Backed Securities	2.4%
Health Care	3.4%
U.S. Government & Agencies	3.8%
Communication Services	4.2%
Consumer Discretionary	4.6%
Industrials	5.2%
Financials	7.0%
Exchange-Traded Funds	8.3%
Corporate Bonds	11.8%
Information Technology	15.0%
U.S. Treasury Obligations	25.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
U.S. Treasury Notes, 5.375%, due 02/15/31	5.0%
U.S. Treasury Notes, 5.500%, due 08/15/28	3.7%
U.S. Treasury Notes, 4.375%, due 05/15/34	3.6%
Alphabet, Inc. - Class A	3.1%
Microsoft Corporation	2.7%
Apple, Inc.	2.7%
iShares Gold Trust	2.6%
NVIDIA Corporation	2.4%
U.S. Treasury Notes, 4.250%, due 11/30/26	2.4%
U.S. Treasury Notes, 2.375%, due 05/15/27	2.3%

Material Fund Changes

Effective March 31, 2026, the Fund's Broad Based securities market index changed from the VettaFi U.S. Equity 3000 Index to the Bloomberg US 3000 Index. The Fund believes the new index provides a comparable representation of the market in which the Fund invests to that of the prior benchmark index.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.jamesfunds.com/forms-and-reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

James Balanced: Golden Rainbow Fund - Institutional Class (GLRIX)

Annual Shareholder Report - June 30, 2026

TSR-AR 063026-GLRIX

James Small Cap Fund

(JASCX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about James Small Cap Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
James Small Cap Fund	$174	1.50%

How did the Fund perform during the reporting period?

     The James Small Cap Fund returned 32.32% for the fiscal year ended June 30, 2026. During the same period, the Bloomberg US 3000 Total Return Index gained 23.15%, while the Bloomberg US 2000 Total Return Index advanced 40.92%.

     Equity holdings, which represented an average portfolio weighting of 95.53%, contributed 33.05 percentage points to total return and generated a 34.40% return. Performance was broad-based across the portfolio, with twelve of the Fund's thirteen sectors contributing positively to results and only one sector posting a modest negative contribution.

     Industrials was the largest contributor to performance, adding 9.22 percentage points to total return. The sector carried an average weighting of 11.60% and returned 94.98% during the period, making it both the highest-returning sector and the largest contributor to overall results.

     Financials was the second-largest contributor, adding 8.36 percentage points to total return. As the Fund's largest sector allocation, representing an average weighting of 25.27%, the sector returned 32.17% during the fiscal year. Its combination of a significant portfolio allocation and solid performance resulted in a meaningful contribution to Fund returns.

     Communication Services was the only sector detractor, though its impact was limited by a small average weighting of 0.50%. The sector declined 7.00%, reducing total return by just 0.07 percentage points.

Consumer Discretionary delivered one of the more modest contributions relative to its portfolio allocation. Despite representing the Fund's third-largest sector weighting at 14.24%, the sector returned 1.66% and contributed 0.51 percentage points to overall performance.

     At the individual holding level, Enova International, Inc. (ENVA), an online financial services company specializing in consumer lending solutions, was the Fund's largest contributor. The position added 3.87 percentage points to total return, supported by a 113.11% return and an average weighting of 4.11%. Enova's exceptional performance made it the portfolio's top-performing holding by a wide margin.

     Brinker International, Inc. (EAT), the owner of the Chili's and Maggiano's Little Italy restaurant brands, was the largest individual detractor. The position carried an average weighting of 3.77% and declined 8.71% during the period, reducing total return by 0.71 percentage points and partially offsetting gains generated elsewhere in the portfolio.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

James Small Cap Fund - $27,117
Bloomberg US 2000 Index - $30,973
Bloomberg US 3000 Index - $40,697
VettaFi U.S. Equity 3000 Index - $40,683
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	James Small Cap Fund	Bloomberg US 2000 Index	Bloomberg US 3000 Index	VettaFi U.S. Equity 3000 Index
Jun-2016	$10,000	$10,000	$10,000	$10,000
Jun-2017	$11,136	$12,334	$11,853	$11,849
Jun-2018	$12,406	$14,573	$13,611	$13,618
Jun-2019	$10,468	$13,897	$14,814	$14,861
Jun-2020	$8,475	$12,950	$15,808	$15,852
Jun-2021	$13,803	$21,962	$22,842	$22,872
Jun-2022	$12,701	$16,581	$19,604	$19,582
Jun-2023	$14,712	$18,611	$23,303	$23,283
Jun-2024	$18,329	$20,353	$28,707	$28,661
Jun-2025	$20,493	$21,980	$33,047	$33,024
Jun-2026	$27,117	$30,973	$40,697	$40,683

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
James Small Cap Fund	32.32%	14.46%	10.49%
Bloomberg US 2000 Index	40.92%	7.12%	11.97%
Bloomberg US 3000 Index	23.15%	12.24%	15.07%
VettaFi U.S. Equity 3000 Index	23.19%	12.21%	15.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 995-2637 or visit https://www.jamesfunds.com/our-funds.php#fund-performance for updated performance information.

Fund Statistics

  Net Assets$92,108,533
  Number of Portfolio Holdings93
  Total Advisory Fees Paid $942,132
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.8%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
24.3%
Industrials
15.6%
Information Technology
13.0%
Consumer Discretionary
12.9%
Health Care
10.6%
Real Estate
6.5%
Consumer Staples
4.7%
Energy
3.5%
Utilities
3.2%
Materials
2.8%
Money Market Funds
2.3%
Communication Services
0.5%

Table Summary
Value	Value
Communication Services	0.5%
Money Market Funds	2.3%
Materials	2.8%
Utilities	3.2%
Energy	3.5%
Consumer Staples	4.7%
Real Estate	6.5%
Health Care	10.6%
Consumer Discretionary	12.9%
Information Technology	13.0%
Industrials	15.6%
Financials	24.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Enova International, Inc.	5.9%
ACM Research, Inc. - Class A	4.1%
Brinker International, Inc.	3.6%
Evercore, Inc. - Class A	3.0%
Nova Ltd.	2.3%
Piper Sandler Companies	2.2%
Coca-Cola Consolidated, Inc.	2.1%
Sterling Infrastructure, Inc.	2.0%
Powell Industries, Inc.	1.8%
WESCO International, Inc.	1.8%

Material Fund Changes

Effective March 31, 2026, the Fund's Broad Based securities market index changed from the VettaFi U.S. Equity 3000 Index to the Bloomberg US 3000 Index. The Fund believes the new index provides a comparable representation of the market in which the Fund invests to that of the prior benchmark index.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.jamesfunds.com/forms-and-reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

James Small Cap Fund (JASCX)

Annual Shareholder Report - June 30, 2026

TSR-AR 063026-JASCX

James Micro Cap Fund

(JMCRX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about James Micro Cap Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
James Micro Cap Fund	$173	1.50%

How did the Fund perform during the reporting period?

     The James Micro Cap Fund returned 30.26% for the fiscal year ended June 30, 2026. Over the same period, the Bloomberg US 3000 Total Return Index gained 23.15%, while the Bloomberg US Micro Cap Total Return Index advanced 39.21%.

     Equity holdings, which represented an average portfolio weighting of 95.50%, contributed 29.92 percentage points to total return and generated a 31.49% return. From a sector perspective, Financials was the largest contributor to performance, adding 8.96 percentage points. The sector also represented the portfolio's largest average allocation at 31.03% and returned 29.94% during the period.

     Industrials contributed 7.68 percentage points to performance, benefiting from a strong 65.22% return on an average weighting of 13.34%. Information Technology added 6.33 percentage points, supported by a 51.56% return and an average portfolio weighting of 14.43%.

The portfolio's weakest-performing sector was Health Care. Despite representing the third-largest average allocation at 13.22%, the sector returned just 2.87%, contributing a modest 0.48 percentage points to overall performance. Utilities and Real Estate made smaller but positive contributions of 0.18 and 0.12 percentage points, respectively. Average weightings for these sectors were 1.49% and 0.63%, and both produced double-digit returns during the fiscal year.

     At the individual holding level, Enova International, Inc. (ENVA), an online financial services company specializing in consumer lending solutions, was the portfolio's top contributor. The position added 4.82 percentage points to Fund performance, supported by a 113.11% return and an average weighting of 5.82%, making it one of the portfolio's largest holdings and the single greatest driver of returns during the period.

     Conversely, Donnelley Financial Solutions, Inc. (DFIN), a provider of financial reporting and regulatory compliance software, was among the portfolio's largest detractors. With its 2.91% average weighting, the stock reduced performance by 1.44 percentage points after declining 32.15% during the fiscal year. Its performance serves as a reminder that meaningful stock-specific dispersion can occur even among companies within the same sector, despite an otherwise favorable market backdrop.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

James Micro Cap Fund - $24,840
Bloomberg US 3000 Index - $40,697
Bloomberg US Micro Cap Index - $26,558
VettaFi U.S. Equity 3000 Index - $40,683
$50,000
$40,000
$30,000
$20,000
$10,000
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	James Micro Cap Fund	Bloomberg US 3000 Index	Bloomberg US Micro Cap Index	VettaFi U.S. Equity 3000 Index
Jun-2016	$10,000	$10,000	$10,000	$10,000
Jun-2017	$11,490	$11,853	$12,614	$11,849
Jun-2018	$12,826	$13,611	$15,210	$13,618
Jun-2019	$12,153	$14,814	$12,878	$14,861
Jun-2020	$10,032	$15,808	$13,003	$15,852
Jun-2021	$15,502	$22,842	$27,313	$22,872
Jun-2022	$13,549	$19,604	$17,730	$19,582
Jun-2023	$15,670	$23,303	$17,744	$23,283
Jun-2024	$18,864	$28,707	$17,198	$28,661
Jun-2025	$19,069	$33,047	$19,077	$33,024
Jun-2026	$24,840	$40,697	$26,558	$40,683

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
James Micro Cap Fund	30.26%	9.89%	9.53%
Bloomberg US 3000 Index	23.15%	12.24%	15.07%
Bloomberg US Micro Cap Index	39.21%	-0.56%	10.26%
VettaFi U.S. Equity 3000 Index	23.19%	12.21%	15.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 995-2637 or visit https://www.jamesfunds.com/our-funds.php#fund-performance for updated performance information.

Fund Statistics

  Net Assets$32,841,261
  Number of Portfolio Holdings73
  Total Advisory Fees Paid $418,468
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	89.3%
Exchange-Traded Funds	5.3%
Money Market Funds	2.4%
Right	0.0%
U.S. Treasury Obligations	3.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
25.5%
Information Technology
15.5%
Industrials
14.9%
Health Care
12.7%
Consumer Discretionary
8.8%
Exchange-Traded Funds
5.3%
Consumer Staples
5.3%
Materials
3.2%
U.S. Treasury Obligations
3.0%
Energy
2.5%
Money Market Funds
2.4%
Utilities
0.8%
Real Estate
0.2%

Table Summary
Value	Value
Real Estate	0.2%
Utilities	0.8%
Money Market Funds	2.4%
Energy	2.5%
U.S. Treasury Obligations	3.0%
Materials	3.2%
Consumer Staples	5.3%
Exchange-Traded Funds	5.3%
Consumer Discretionary	8.8%
Health Care	12.7%
Industrials	14.9%
Information Technology	15.5%
Financials	25.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Enova International, Inc.	6.8%
iShares Russell Micro-Cap ETF	5.3%
Nova Ltd.	5.0%
Merchants Bancorp	3.5%
U.S. Treasury Bills, 3.694%, due 09/17/26	3.0%
Ingles Markets, Inc. - Class A	2.9%
OFG Bancorp	2.8%
PC Connection, Inc.	2.7%
Federal Agricultural Mortgage Corporation - Class C	2.7%
United States Lime & Minerals, Inc.	2.5%

Material Fund Changes

Effective March 31, 2026, the Fund's Broad Based securities market index changed from the VettaFi U.S. Equity 3000 Index to the Bloomberg US 3000 Index. The Fund believes the new index provides a comparable representation of the market in which the Fund invests to that of the prior benchmark index.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.jamesfunds.com/forms-and-reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

James Micro Cap Fund (JMCRX)

Annual Shareholder Report - June 30, 2026

TSR-AR 063026-JMCRX

James Aggressive Allocation Fund

(JAVAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about James Aggressive Allocation Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
James Aggressive Allocation Fund	$114	1.01%

How did the Fund perform during the reporting period?

     The James Aggressive Allocation Fund returned 24.92% for the fiscal year ended June 30, 2026. During the same period, the Bloomberg US 3000 Total Return Index gained 23.15%, while the Fund's blended benchmark, consisting of 65% Bloomberg US 3000 Total Return Index and 35% Bloomberg US Government/Credit Bond Index, returned 16.01%.

     Equity holdings were the primary driver of performance, representing an average portfolio weighting of 83.13% and generating a 31.23% return. Equity investments contributed 25.32 percentage points to total return. Fixed income investments and cash, which represented 16.21% of the portfolio on average, contributed an additional 0.11 percentage points.

     Information Technology was the largest contributor to performance, adding 9.78 percentage points to total return. The sector represented the portfolio's largest average allocation at 22.59% and returned 48.37% during the fiscal year. The combination of a significant weighting and strong performance made Information Technology the Fund's most impactful sector.

     Financials was the second-largest contributor, adding 4.63 percentage points to total return. The sector carried an average weighting of 14.23%, the portfolio's second-largest allocation, and returned 35.31% during the period, providing meaningful support to overall results.

     Consumer Discretionary contributed 0.22 percentage points to performance. Despite an average weighting of 5.55%, the sector returned just 0.53% during the fiscal year, resulting in a more modest contribution relative to its allocation within the portfolio.

     Consumer Staples and Materials also contributed positively to results. Consumer Staples added 0.40 percentage points to total return on an 8.47% return, while Materials contributed 0.35 percentage points following a 16.89% gain during the period.

     At the individual holding level, Alphabet, Inc. - Class A (Google) was the Fund's largest contributor. The position added 3.25 percentage points to total return, supported by a 103.82% return and an average weighting of 4.15%. Alphabet's exceptional performance made it the portfolio's strongest individual contributor during the fiscal year.

     Microsoft Corporation was the largest individual detractor. The position represented an average weighting of 2.38% and declined 23.58% during the period, reducing total return by 0.65 percentage points. Its performance serves as a reminder that meaningful stock-specific dispersion can occur even among industry-leading companies operating within the same sector.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	James Aggressive Allocation Fund	Bloomberg U.S. Government/Credit Bond Index	Bloomberg US 3000 Index	James Aggressive Blend *	VettaFi U.S. Equity 3000 Index
Jun-2016	$10,000	$10,000	$10,000	$10,000	$10,000
Jun-2017	$10,654	$9,959	$11,853	$11,162	$11,849
Jun-2018	$11,438	$9,896	$13,611	$12,197	$13,618
Jun-2019	$11,049	$10,740	$14,814	$13,320	$14,861
Jun-2020	$10,099	$11,816	$15,808	$14,449	$15,852
Jun-2021	$12,636	$11,770	$22,842	$18,388	$22,872
Jun-2022	$10,848	$10,492	$19,604	$16,032	$19,582
Jun-2023	$12,477	$10,419	$23,303	$17,948	$23,283
Jun-2024	$15,114	$10,704	$28,707	$20,776	$28,661
Jun-2025	$16,728	$11,334	$33,047	$23,269	$33,024
Jun-2026	$20,898	$11,711	$40,697	$26,994	$40,683

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
James Aggressive Allocation Fund	24.92%	10.59%	6.43%
James Aggressive Blend *	16.01%	7.98%	9.81%
Bloomberg U.S. Government/Credit Bond Index	3.32%	-0.10%	2.08%
Bloomberg US 3000 (USD) TR	23.15%	12.24%	13.77%
VettaFi U.S. Equity 3000 Index	23.19%	12.21%	13.74%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 995-2637 or visit https://www.jamesfunds.com/our-funds.php#fund-performance for updated performance information.

* James Aggressive Blend is comprised of 65% Bloomberg US 3000 Index / 35% Bloomberg U.S. Government/Credit Bond Index

Fund Statistics

  Net Assets$32,339,188
  Number of Portfolio Holdings81
  Total Advisory Fees Paid $282,485
  Portfolio Turnover21%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	78.6%
Corporate Bonds	5.6%
Exchange-Traded Funds	5.1%
Money Market Funds	1.6%
U.S. Government & Agencies	1.5%
U.S. Treasury Obligations	7.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Information Technology 24.9%
Financials 12.8%
Industrials 9.2%
U.S. Treasury Obligations 7.6%
Communication Services 6.9%
Health Care 5.8%
Corporate Bonds 5.6%
Exchange-Traded Funds 5.1%
Energy 4.9%
Consumer Discretionary 4.0%
Consumer Staples 3.7%
Materials 2.2%
Real Estate 2.2%
Utilities 1.9%
Money Market Funds 1.6%
U.S. Government & Agencies 1.5%

Table Summary
Value	Value
U.S. Government & Agencies	1.5%
Money Market Funds	1.6%
Utilities	1.9%
Real Estate	2.2%
Materials	2.2%
Consumer Staples	3.7%
Consumer Discretionary	4.0%
Energy	4.9%
Exchange-Traded Funds	5.1%
Corporate Bonds	5.6%
Health Care	5.8%
Communication Services	6.9%
U.S. Treasury Obligations	7.6%
Industrials	9.2%
Financials	12.8%
Information Technology	24.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Enova International, Inc.	4.8%
NVIDIA Corporation	4.4%
Alphabet, Inc. - Class A	4.1%
ASML Holding N.V.	3.5%
Broadcom, Inc.	3.5%
Apple, Inc.	2.9%
Goldman Sachs Group, Inc. (The)	2.9%
Caterpillar, Inc.	2.6%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2.4%
Jabil, Inc.	2.1%

Material Fund Changes

Effective March 31, 2026, the Fund's Broad Based securities market index changed from the VettaFi U.S. Equity 3000 Index to the Bloomberg US 3000 Index. The Fund believes the new index provides a comparable representation of the market in which the Fund invests to that of the prior benchmark index.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.jamesfunds.com/forms-and-reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

James Aggressive Allocation Fund (JAVAX)

Annual Shareholder Report - June 30, 2026

TSR-AR 063026-JAVAX

(b)	Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has an audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Julia W. Poston. Ms. Poston is “independent” for purposes of this item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $110,000 and $104,000 with respect to the registrant’s fiscal years ended June 30, 2026 and June 30, 2025, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $19,560 and $18,480 with respect to the fiscal years ended June 30, 2026 and June 30, 2025, respectively. The services comprising these fees are related to the preparation of the Funds’ federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	Pursuant to the registrant’s audit committee charter (the “Charter”), the audit committee is directly responsible for the appointment, termination, compensation, and oversight of the work of any registered public accounting firm employed by the registrant. In addition, the Charter provides that the audit committee is responsible for reviewing and approving in advance any and all proposals under which the independent auditor would provide “permissible non-audit services” (as defined in the Charter) to the registrant or to the investment adviser to the registrant (not including any sub-adviser whose role is primarily portfolio management and that is sub-contracted or overseen by the investment adviser to the registrant) or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if those permissible non-audit services relate directly to the operations and financial reporting of the registrant. In determining whether to pre-approve non-audit services, the audit committee considers whether such services are consistent with the independent auditor’s independence.

(e)(2)	There were no services approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal years ended June 30, 2026 and 2025, aggregate non-audit fees of $19,560 and $18,480, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Annual Financial Statements and Additional Information

June 30, 2026

James Balanced: Golden Rainbow Fund

James Small Cap Fund

James Micro Cap Fund

James Aggressive Allocation Fund

TABLE OF CONTENTS

Schedule of Investments
James Balanced: Golden Rainbow Fund	3
James Small Cap Fund	8
James Micro Cap Fund	11
James Aggressive Allocation Fund	14
Statements of Assets and Liabilities	18
Statements of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights
James Balanced: Golden Rainbow Fund – Retail Class	24
James Balanced: Golden Rainbow Fund – Institutional Class	25
James Small Cap Fund	26
James Micro Cap Fund	27
James Aggressive Allocation Fund	28
Notes to Financial Statements	29
Report of Independent Registered Public Accounting Firm	37
Additional Information	38

James Balanced: Golden Rainbow Fund	Schedule of Investments
June 30, 2026

	Shares	Value
COMMON STOCKS - 46.0%
Communication Services - 4.2%
Alphabet, Inc. - Class A	36,012	$12,869,609
Meta Platforms, Inc. - Class A	6,405	3,607,872
T-Mobile US, Inc.	5,681	952,874
		17,430,355
Consumer Discretionary - 4.6%
Amazon.com, Inc. (a)	28,989	6,909,238
Home Depot, Inc. (The)	10,265	3,620,260
M/I Homes, Inc. (a)	17,000	2,733,430
McDonald’s Corporation	13,918	3,762,175
TJX Companies, Inc. (The)	15,000	2,272,500
Winmark Corporation	534	225,925
		19,523,528
Consumer Staples - 2.4%
Casey’s General Stores, Inc.	3,752	2,982,052
Coca-Cola Consolidated, Inc.	5,839	1,114,782
Procter & Gamble Company (The)	7,104	1,041,731
Walmart, Inc.	43,916	4,973,926
		10,112,491
Energy - 1.8%
Chevron Corporation	17,667	2,928,481
Exxon Mobil Corporation	18,148	2,481,195
Valero Energy Corporation	7,709	2,007,732
		7,417,408
Financials - 7.0%
Bancorp, Inc. (The) (a)	17,616	1,103,466
Berkshire Hathaway, Inc. - Class B (a)	6,666	3,335,600
BlackRock, Inc.	1,642	1,578,882
Enova International, Inc. (a)	28,226	6,794,845
Goldman Sachs Group, Inc. (The)	4,377	4,426,766
JPMorgan Chase & Company	26,195	8,574,409
Nelnet, Inc. - Class A	8,099	1,079,840
Regions Financial Corporation	83,675	2,526,985
		29,420,793
Health Care - 3.4%
AbbVie, Inc.	13,000	3,271,320
AstraZeneca plc	8,125	1,540,663
Eli Lilly & Company	4,540	5,445,412
Johnson & Johnson	10,625	2,698,431
McKesson Corporation	1,709	1,291,320
		14,247,146
Industrials - 5.2%
ABB Ltd. - ADR	36,350	3,951,245
Caterpillar, Inc.	6,600	7,028,340
Eaton Corporation plc	7,780	3,315,214
General Electric Company	4,150	1,550,980
RTX Corporation	3,902	740,326
Ryder System, Inc.	2,268	598,230
United Rentals, Inc.	4,060	4,599,533
		21,783,868

See Notes to Financial Statements.
Financial Statements | June 30, 2026	3

James Balanced: Golden Rainbow Fund	Schedule of Investments
June 30, 2026

	Shares	Value
Information Technology - 15.0%
Apple, Inc.	39,265	$11,361,720
Arista Networks, Inc. (a)	3,898	662,192
ASML Holding N.V.	1,893	3,766,010
Broadcom, Inc.	16,803	6,347,333
Cadence Design Systems, Inc. (a)	3,163	1,187,137
International Business Machines Corporation	3,555	999,702
Jabil, Inc.	12,779	4,926,049
Mastercard, Inc. - Class A	7,248	3,722,573
Microsoft Corporation	30,708	11,454,698
Nova Ltd. (a)	7,304	3,965,634
NVIDIA Corporation	51,309	10,266,419
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,534	1,687,732
Western Digital Corporation	4,483	2,863,382
		63,210,581
Materials - 0.7%
Linde plc	2,309	1,198,233
Southern Copper Corporation	6,017	1,048,447
Steel Dynamics, Inc.	3,717	852,903
		3,099,583
Real Estate - 0.5%
CBRE Group, Inc. - Class A (a)	9,683	1,304,203
Welltower, Inc.	3,901	885,410
		2,189,613
Utilities - 1.2%
American Electric Power Company, Inc.	19,082	2,610,609
Iberdrola S.A. - ADR	22,276	2,225,372
		4,835,981
Total Common Stocks (Cost $66,206,994)		$193,271,347

	Shares	Value
EXCHANGE-TRADED FUNDS - 8.3%
Global X Defense Tech ETF	35,150	$2,098,807
Invesco S&P 500 Equal Weight Technology ETF	33,761	2,177,584
iShares Expanded Tech-Software Sector ETF	9,450	856,170
iShares Gold Trust (a)	144,217	10,889,825
iShares MSCI EAFE ETF	37,518	3,897,370
iShares MSCI Emerging Markets ETF	19,947	1,364,574
iShares Russell 2000 ETF	25,687	7,717,659
iShares Silver Trust (a)	25,544	1,365,838
Range Nuclear Renaissance Index ETF	7,591	517,403
State Street Technology Select Sector SPDR® ETF	11,152	2,124,679
Vanguard FTSE Emerging Markets ETF	30,948	1,847,286
Total Exchange-Traded Funds (Cost $21,801,408)		$34,857,195

See Notes to Financial Statements.
4	www.jamesinvestment.com

James Balanced: Golden Rainbow Fund	Schedule of Investments
June 30, 2026

	Par Value	Value
CORPORATE BONDS - 11.8%
Communication Services - 0.3%
Comcast Corporation, 5.300%, due 05/15/35	$1,000,000	$1,003,255

Consumer Staples - 1.8%
McCormick & Company, 4.700%, due 10/15/34	2,500,000	2,420,262
McDonald’s Corporation, 6.300%, due 10/15/37	1,000,000	1,089,393
Mondelez International, Inc., 4.250%, due 05/06/28	2,000,000	1,991,576
Walmart, Inc., 5.250%, due 09/01/35	2,000,000	2,064,412
		7,565,643
Energy - 0.5%
Energy Transfer LP, 5.550%, due 05/15/34	2,000,000	2,031,670

Financials - 4.2%
Arthur J. Gallagher & Company, 5.750%, due 07/15/54	2,000,000	1,948,089
Bank of America Corporation, 1.250%, due 09/24/26	2,000,000	1,977,716
Goldman Sachs Group, Inc. (The),
5.000%, due 02/11/33	1,000,000	977,053
5.000%, due 02/27/34	1,000,000	965,580
Jefferies Financial Group, Inc., 7.000%, due 03/31/46	1,000,000	992,752
John Deere Capital Corporation, 5.100%, due 04/11/34	4,000,000	4,061,073
JPMorgan Chase & Company, 4.800%, due 07/29/27	2,000,000	2,001,089
Morgan Stanley, 5.320%, due 07/19/35	2,500,000	2,512,037
State Street Corporation, 5.272%, due 08/03/26	2,000,000	2,000,208
		17,435,597
Health Care - 1.9%
Cigna Group (The), 5.125%, due 05/15/31	1,000,000	1,016,738
CVS Health Corporation, 5.400%, due 06/01/29	2,500,000	2,554,408
UC Health, LLC, 5.858%, due 08/01/35	2,500,000	2,569,468
UnitedHealth Group, Inc., 5.000%, due 04/15/34	2,000,000	1,998,881
		8,139,495
Industrials - 0.8%
Caterpillar, Inc., 8.250%, due 12/15/38	1,000,000	1,289,013
Trane Technologies Financing Ltd., 5.100%, due 06/13/34	2,000,000	2,020,566
		3,309,579
Information Technology - 0.8%
Apple, Inc., 2.050%, due 09/11/26	2,500,000	2,490,573
PayPal Holdings, Inc., 2.650%, due 10/01/26	1,000,000	996,617
		3,487,190
Materials - 0.2%
Air Products & Chemicals, Inc., 4.850%, due 02/08/34	1,000,000	996,114

Real Estate - 0.8%
Kimco Realty OP, LLC, 4.850%, due 03/01/35	1,000,000	979,392
Public Storage Operating Company, 4.375%, due 07/01/30	2,500,000	2,483,702
		3,463,094
Utilities - 0.5%
Kentucky Utilities Company, 5.125%, due 11/01/40	1,000,000	965,971
NextEra Energy Capital Holdings, Inc., 1.875%, due 01/15/27	1,000,000	987,288
		1,953,259
Total Corporate Bonds (Cost $49,026,641)		$49,384,896

See Notes to Financial Statements.
Financial Statements | June 30, 2026	5

James Balanced: Golden Rainbow Fund	Schedule of Investments
June 30, 2026

	Par Value	Value
MORTGAGE-BACKED SECURITIES - 2.4%
Federal National Mortgage Association - 2.4%
Federal National Mortgage Association,
3.500%, due 09/01/33	$1,985,051	$1,918,733
3.500%, due 05/25/47	144,944	140,591
2.500%, due 01/01/57	9,578,142	8,057,834
Total Mortgage-Backed Securities (Cost $11,388,265)		$10,117,158

	Par Value	Value
U.S. GOVERNMENT & AGENCIES - 3.8%
Federal Farm Credit Bank - 2.2%
Federal Farm Credit Bank,
2.750%, due 11/06/26	$5,725,000	$5,701,098
4.210%, due 10/02/30	2,500,000	2,478,757
4.780%, due 10/29/35	1,000,000	981,103
		9,160,958
Federal Home Loan Bank - 1.2%
Federal Home Loan Bank,
1.020%, due 09/17/26	2,500,000	2,484,748
4.700%, due 06/30/31	2,530,000	2,521,624
		5,006,372
Federal Home Loan Mortgage Corporation - 0.4%
Federal Home Loan Mortgage Corporation, 4.070%, due 12/17/30	2,000,000	1,975,003

Total U.S. Government & Agencies (Cost $16,247,547)		$16,142,333

	Par Value	Value
U.S. TREASURY OBLIGATIONS - 25.2%
U.S. Treasury Bonds - 4.6%
4.375%, due 02/15/38	$5,000,000	$4,957,227
4.375%, due 08/15/43	5,000,000	4,701,563
4.750%, due 02/15/45	10,000,000	9,781,640
		19,440,430
U.S. Treasury Notes - 20.6%
4.625%, due 09/15/26	5,000,000	5,008,551
4.250%, due 11/30/26	10,000,000	10,013,203
2.375%, due 05/15/27	10,000,000	9,854,766
5.500%, due 08/15/28	15,000,000	15,407,227
5.250%, due 11/15/28	2,500,000	2,561,621
5.375%, due 02/15/31	20,000,000	20,996,093
4.375%, due 05/15/34	15,000,000	15,004,688
4.250%, due 05/15/35	7,500,000	7,411,523
		86,257,672
Total U.S. Treasury Obligations (Cost $105,638,612)		$105,698,102

See Notes to Financial Statements.
6	www.jamesinvestment.com

James Balanced: Golden Rainbow Fund	Schedule of Investments
June 30, 2026

	Shares	Value
MONEY MARKET FUNDS - 2.1%
First American Treasury Obligations Fund - Class X, 3.58% (b) (Cost $8,985,121)	8,985,121	$8,985,121

Total Investments at Value - 99.6% (Cost $279,294,588)		$418,456,152
Other Assets in Excess of Liabilities - 0.4%		1,623,570
Net Assets - 100.0%		$420,079,722

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2026.

ADR - American Depositary Receipt.

See Notes to Financial Statements.
Financial Statements | June 30, 2026	7

James Small Cap Fund	Schedule of Investments
June 30, 2026

	Shares	Value
COMMON STOCKS - 97.6%
Communication Services - 0.5%
Nexstar Media Group, Inc.	2,427	$433,438

Consumer Discretionary - 12.9%
Academy Sports & Outdoors, Inc.	9,709	457,585
American Eagle Outfitters, Inc.	38,941	669,785
Boot Barn Holdings, Inc. (a)	5,541	910,221
Brinker International, Inc. (a)	19,704	3,310,271
Buckle, Inc. (The)	15,980	674,356
Covista, Inc. (a)	4,847	604,227
Installed Building Products, Inc.	1,226	281,784
Kontoor Brands, Inc.	5,775	481,289
M/I Homes, Inc. (a)	5,458	877,592
Patrick Industries, Inc.	11,845	1,063,444
Urban Outfitters, Inc. (a)	12,104	857,689
Winmark Corporation	1,313	555,504
YETI Holdings, Inc. (a)	22,861	1,132,991
		11,876,738
Consumer Staples - 4.7%
Andersons, Inc. (The)	13,835	946,314
Coca-Cola Consolidated, Inc.	10,207	1,948,721
PriceSmart, Inc.	7,507	1,466,417
		4,361,452
Energy - 3.5%
Core Natural Resources, Inc.	3,313	265,106
HF Sinclair Corporation	10,912	760,021
Magnolia Oil & Gas Corporation - Class A	23,525	601,770
Matador Resources Company	14,016	697,716
Murphy Oil Corporation	18,168	591,550
Northern Oil & Gas, Inc.	16,868	306,154
		3,222,317
Financials - 24.3%
American Financial Group, Inc.	2,975	416,322
Assured Guaranty Ltd.	13,368	1,071,578
Axos Financial, Inc. (a)	7,498	730,230
Bancorp, Inc. (The) (a)	8,846	554,113
BankUnited, Inc.	8,894	430,914
Enova International, Inc. (a)	22,675	5,458,554
Evercore, Inc. - Class A	8,141	2,779,664
EZCORP, Inc. - Class A (a)	46,600	1,610,962
Federated Hermes, Inc. - Class B	8,893	491,071
First BanCorporation	60,255	1,570,849
Houlihan Lokey, Inc.	5,219	700,024
MGIC Investment Corporation	54,020	1,523,364
Piper Sandler Companies	27,424	1,983,852
Radian Group, Inc.	36,949	1,391,869
SouthState Bank Corporation	6,788	678,121
WisdomTree, Inc.	58,595	992,599
		22,384,086
Health Care - 10.6%
Alkermes plc (a)	10,212	535,058
ANI Pharmaceuticals, Inc. (a)	4,618	382,278

See Notes to Financial Statements.
8	www.jamesinvestment.com

James Small Cap Fund	Schedule of Investments
June 30, 2026

	Shares	Value
Health Care - 10.6% (continued)
Catalyst Pharmaceuticals, Inc. (a)	43,427	$1,364,911
Corcept Therapeutics, Inc. (a)	17,005	1,478,584
Emergent BioSolutions, Inc. (a)	49,485	414,684
Ensign Group, Inc. (The)	2,774	444,672
Halozyme Therapeutics, Inc. (a)	12,754	998,256
Innoviva, Inc. (a)	55,904	1,269,580
Integer Holdings Corporation (a)	7,067	660,411
National HealthCare Corporation	4,427	935,691
Option Care Health, Inc. (a)	13,012	272,862
Supernus Pharmaceuticals, Inc. (a)	20,863	970,338
		9,727,325
Industrials - 15.6%
Applied Industrial Technologies, Inc.	3,672	1,241,687
Boise Cascade Company	13,898	1,078,902
Brady Corporation - Class A	13,317	1,219,438
ESCO Technologies, Inc.	2,975	1,041,369
FTI Consulting, Inc. (a)	7,168	1,068,104
Generac Holdings, Inc. (a)	5,501	1,610,747
Mueller Water Products, Inc. - Class A	31,338	809,461
Powell Industries, Inc.	5,774	1,653,442
Ryder System, Inc.	4,356	1,148,982
Sterling Infrastructure, Inc. (a)	2,224	1,866,737
WESCO International, Inc.	4,767	1,646,664
		14,385,533
Information Technology - 13.0%
ACM Research, Inc. - Class A (a)	29,471	3,739,575
Avnet, Inc.	10,682	948,775
DXC Technology Company (a)	50,173	444,031
GigaCloud Technology, Inc - Class A (a)	17,930	566,588
InterDigital, Inc.	1,932	547,007
Nova Ltd. (a)	3,866	2,099,006
PC Connection, Inc.	22,420	1,636,436
Photronics, Inc. (a)	17,015	553,498
Progress Software Corporation (a)	7,780	261,252
TD SYNNEX Corporation	1,235	330,165
UiPath, Inc. - Class A (a)	77,889	846,654
		11,972,987
Materials - 2.8%
Celanese Corporation	12,279	564,834
Cleveland-Cliffs, Inc. (a)	24,575	230,759
ERO Copper Corporation (a)	19,876	531,683
Warrior Met Coal, Inc.	15,660	1,270,966
		2,598,242
Real Estate - 6.5%
Agree Realty Corporation	13,224	1,001,585
Apple Hospitality REIT, Inc.	40,416	679,394
CareTrust REIT, Inc.	7,174	289,471
EPR Properties	6,649	385,708
Kite Realty Group Trust	21,361	606,225
National Storage Affiliates Trust	13,345	593,452
Sabra Health Care REIT, Inc.	23,904	466,367
STAG Industrial, Inc.	11,030	419,802

See Notes to Financial Statements.
Financial Statements | June 30, 2026	9

James Small Cap Fund	Schedule of Investments
June 30, 2026

	Shares	Value
Real Estate - 6.5% (continued)
Terreno Realty Corporation	9,740	$630,860
Urban Edge Properties	15,541	355,578
Xenia Hotel & Resorts, Inc.	28,703	584,393
		6,012,835
Utilities - 3.2%
Avista Corporation	15,906	650,714
IDACORP, Inc.	4,898	741,067
Otter Tail Corporation	10,564	950,550
Portland General Electric Company	11,816	612,423
		2,954,754
Total Common Stocks (Cost $51,998,660)		$89,929,707

	Shares	Value
MONEY MARKET FUNDS - 2.3%
First American Treasury Obligations Fund - Class X, 3.58% (b) (Cost $2,069,410)	2,069,410	$2,069,410

Total Investments at Value - 99.9% (Cost $54,068,070)		$91,999,117
Other Assets in Excess of Liabilities - 0.1%		109,416
Net Assets - 100.0%		$92,108,533

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2026.

See Notes to Financial Statements.
10	www.jamesinvestment.com

James Micro Cap Fund	Schedule of Investments
June 30, 2026

	Shares	Value
COMMON STOCKS - 89.4%
Consumer Discretionary - 8.8%
Build-A-Bear Workshop, Inc.	4,044	$123,787
Century Communities, Inc.	4,662	334,079
Haverty Furniture Companies, Inc.	13,509	344,885
M/I Homes, Inc. (a)	4,097	658,757
Modine Manufacturing Company (a)	3,119	832,835
Oxford Industries, Inc.	1,280	44,634
Patrick Industries, Inc.	6,066	544,605
		2,883,582
Consumer Staples - 5.3%
Central Garden & Pet Company - Class A (a)	16,385	635,246
Ingles Markets, Inc. - Class A	10,714	949,046
Spectrum Brands Holdings, Inc.	1,602	137,372
		1,721,664
Energy - 2.5%
Dorian LPG Ltd.	9,544	331,940
REX American Resources Corporation (a)	7,220	325,983
SM Energy Company	6,558	171,164
		829,087
Financials - 25.5%
Bancorp, Inc. (The) (a)	2,594	162,488
Bladex, Inc. - Class E	3,372	207,277
Donnelley Financial Solutions, Inc. (a)	16,726	701,656
Enova International, Inc. (a)	9,222	2,220,013
EZCORP, Inc. - Class A (a)	5,505	190,308
Federal Agricultural Mortgage Corporation - Class C	4,406	877,984
Investar Holding Corporation	8,542	255,918
Merchants Bancorp	23,196	1,159,800
Nelnet, Inc. - Class A	5,646	752,781
OFG Bancorp	18,941	929,435
Piper Sandler Companies	9,292	672,183
QCR Holdings, Inc.	1,072	104,359
Skyward Specialty Insurance Group, Inc. (a)	2,632	153,577
		8,387,779
Health Care - 12.7%
Artivion, Inc. (a)	6,753	151,740
Aveanna Healthcare Holdings, Inc. (a)	7,437	63,735
Collegium Pharmaceutical, Inc. (a)	5,755	208,331
CorMedix, Inc. (a)	6,209	48,741
Emergent BioSolutions, Inc. (a)	12,175	102,027
Innoviva, Inc. (a)	24,464	555,577
Integer Holdings Corporation (a)	6,396	597,707
iRadimed Corporation	2,400	229,344
Kiniksa Pharmaceuticals International plc (a)	6,909	441,830
LeMaitre Vascular, Inc.	2,165	207,753
Pennant Group, Inc. (The) (a)	9,327	344,633
Phibro Animal Health Corporation - Class A	6,070	190,598
Stoke Therapeutics, Inc. (a)	2,023	66,193
Tactile Systems Technology, Inc. (a)	4,236	126,148
Theravance Biopharma, Inc. (a)	14,367	244,238
UFP Technologies, Inc. (a)	1,193	316,300

See Notes to Financial Statements.
Financial Statements | June 30, 2026	11

James Micro Cap Fund	Schedule of Investments
June 30, 2026

	Shares	Value
Health Care - 12.7% (continued)
Zymeworks, Inc. (a)	10,578	$276,509
		4,171,404
Industrials - 14.9%
Acme United Corporation	2,095	99,973
Allegiant Travel Company (a)	888	104,429
ArcBest Corporation	5,285	758,609
Argan, Inc.	628	501,490
Blue Bird Corporation (a)	3,750	296,100
Boise Cascade Company	2,500	194,075
CRA International, Inc.	3,384	481,543
Genco Shipping & Trading Ltd.	8,000	198,240
GEO Group, Inc. (The) (a)	7,691	227,269
Insteel Industries, Inc.	3,500	105,700
NWPX Infrastructure, Inc. (a)	3,394	508,896
Powell Industries, Inc.	1,167	334,182
Sterling Infrastructure, Inc. (a)	450	377,712
Unitil Corporation	3,401	179,199
V2X, Inc. (a)	6,950	518,192
		4,885,609
Information Technology - 15.5%
Axcelis Technologies, Inc. (a)	3,408	645,646
Concentrix Corporation	5,326	119,329
ePlus, Inc.	4,600	382,858
Nova Ltd. (a)	3,020	1,639,678
PC Connection, Inc.	12,184	889,310
Photronics, Inc. (a)	22,198	722,101
ScanSource, Inc. (a)	12,984	676,337
		5,075,259
Materials - 3.2%
Innospec, Inc.	2,821	229,601
United States Lime & Minerals, Inc.	7,966	833,801
		1,063,402
Real Estate - 0.2%
Xenia Hotel & Resorts, Inc.	3,907	79,547

Utilities - 0.8%
Clearway Energy, Inc. - Class C	7,332	250,608

Total Common Stocks (Cost $12,474,188)		$29,347,941

	Shares	Value
EXCHANGE-TRADED FUNDS - 5.3%
iShares Russell Micro-Cap ETF (Cost $1,282,548)	8,653	$1,730,946

	Shares	Value
RIGHT - 0.0% (b)
Cartesian Therapeutics, Inc. (a)(c)(d) (Cost $17,942)	94,737	$947

See Notes to Financial Statements.
12	www.jamesinvestment.com

James Micro Cap Fund	Schedule of Investments
June 30, 2026

	Par Value	Value
U.S. TREASURY OBLIGATIONS - 3.0%
U.S. Treasury Bills (e) - 3.0%
3.694%, due 09/17/26 (Cost $992,239)	$1,000,000	$992,098

	Shares	Value
MONEY MARKET FUNDS - 2.4%
First American Treasury Obligations Fund - Class X, 3.58% (f) (Cost $799,048)	799,048	$799,048

Total Investments at Value - 100.1% (Cost $15,565,965)		$32,870,980
Liabilities in Excess of Other Assets - (0.1%)		(29,719)
Net Assets - 100.0%		$32,841,261

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Expiration date not available.
(d)	Level 3 security in accordance with fair value hierarchy.
(e)	The rate shown is the 7-day effective yield at the time of purchase.
(f)	The rate shown is the 7-day effective yield as of June 30, 2026.

See Notes to Financial Statements.
Financial Statements | June 30, 2026	13

James Aggressive Allocation Fund	Schedule of Investments
June 30, 2026

	Shares	Value
COMMON STOCKS - 78.5%
Communication Services - 6.9%
Alphabet, Inc. - Class A	3,750	$1,340,137
AT&T, Inc.	13,250	274,275
Meta Platforms, Inc. - Class A	1,100	619,619
		2,234,031
Consumer Discretionary - 4.0%
Amazon.com, Inc. (a)	600	143,004
Boot Barn Holdings, Inc. (a)	1,650	271,045
Deckers Outdoor Corporation (a)	500	49,645
Home Depot, Inc. (The)	700	246,876
M/I Homes, Inc. (a)	2,000	321,580
McDonald’s Corporation	1,000	270,310
		1,302,460
Consumer Staples - 3.7%
Coca-Cola Consolidated, Inc.	500	95,460
Costco Wholesale Corporation	300	280,641
Procter & Gamble Company (The)	1,700	249,288
Walmart, Inc.	5,100	577,626
		1,203,015
Energy - 4.9%
Cheniere Energy, Inc.	1,225	292,787
Chevron Corporation	1,975	327,376
Matador Resources Company	4,950	246,411
Petroleo Brasileiro S.A. - ADR	19,750	319,160
Valero Energy Corporation	1,480	385,451
		1,571,185
Financials - 12.8%
Bancorp, Inc. (The) (a)	4,900	306,936
BlackRock, Inc.	475	456,741
Enova International, Inc. (a)	6,500	1,564,745
Goldman Sachs Group, Inc. (The)	915	925,404
JPMorgan Chase & Company	2,000	654,660
Primerica, Inc.	800	227,360
		4,135,846
Health Care - 5.8%
AbbVie, Inc.	1,250	314,550
AstraZeneca plc	2,000	379,240
Elevance Health, Inc.	400	154,692
Eli Lilly & Company	525	629,701
Johnson & Johnson	1,500	380,955
		1,859,138
Industrials - 9.2%
ABB Ltd. - ADR	3,850	418,495
Amphenol Corporation - Class A	1,000	176,320
Caterpillar, Inc.	800	851,920
Curtiss-Wright Corporation	615	466,022
Eaton Corporation plc	1,175	500,691
General Electric Company	1,090	407,366
Johnson Controls International plc	1,000	146,110
		2,966,924

See Notes to Financial Statements.
14	www.jamesinvestment.com

James Aggressive Allocation Fund	Schedule of Investments
June 30, 2026

	Shares	Value
Information Technology - 24.9%
Apple, Inc.	3,200	$925,952
Arista Networks, Inc. (a)	2,000	339,760
ASML Holding N.V.	575	1,143,928
Broadcom, Inc.	3,000	1,133,250
Cadence Design Systems, Inc. (a)	1,000	375,320
Jabil, Inc.	1,800	693,864
Mastercard, Inc. - Class A	690	354,384
Microsoft Corporation	1,106	412,560
NVIDIA Corporation	7,150	1,430,643
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,650	787,991
Western Digital Corporation	700	447,104
		8,044,756
Materials - 2.2%
Linde plc	600	311,364
Steel Dynamics, Inc.	1,800	413,028
		724,392
Real Estate - 2.2%
Digital Realty Trust, Inc.	1,500	269,370
Welltower, Inc.	2,000	453,940
		723,310
Utilities - 1.9%
Iberdrola S.A. - ADR	2,700	269,730
NextEra Energy, Inc.	3,780	331,771
		601,501
Total Common Stocks (Cost $10,834,897)		$25,366,558

	Shares	Value
EXCHANGE-TRADED FUNDS - 5.1%
Global X Defense Tech ETF	4,500	$268,695
iShares MSCI Germany ETF	3,400	140,658
iShares MSCI South Korea ETF	2,250	454,275
Range Nuclear Renaissance Index ETF	5,000	340,800
Select STOXX Europe Aerospace & Defense ETF	6,281	264,933
SPDR Gold Shares (a)	500	184,190
Total Exchange-Traded Funds (Cost $1,357,310)		$1,653,551

	Par Value	Value
CORPORATE BONDS - 5.6%
Consumer Discretionary - 1.4%
Starbucks Corporation, 2.550%, due 11/15/30	$500,000	$457,988

Financials - 3.0%
Arthur J. Gallagher & Company, 5.750%, due 07/15/54	500,000	487,022
Bank of Montreal, 2.000%, due 12/22/26	200,000	197,591
Goldman Sachs Group, Inc. (The), 5.000%, due 02/27/34	100,000	96,558
Jefferies Financial Group, Inc., 7.000%, due 03/31/46	100,000	99,275
State Street Corporation, 5.272%, due 08/03/26	100,000	100,011
		980,457

See Notes to Financial Statements.
Financial Statements | June 30, 2026	15

James Aggressive Allocation Fund	Schedule of Investments
June 30, 2026

	Par Value	Value
Health Care - 0.3%
Cigna Group (The), 5.125%, due 05/15/31	$100,000	$101,674

Information Technology - 0.6%
Automatic Data Processing, Inc., 1.250%, due 09/01/30	200,000	175,927

Real Estate - 0.3%
Kimco Realty OP, LLC, 4.850%, due 03/01/35	100,000	97,939

Total Corporate Bonds (Cost $1,888,597)		$1,813,985

	Par Value	Value
U.S. GOVERNMENT & AGENCIES - 1.5%
Federal Farm Credit Bank - 0.3%
Federal Farm Credit Bank, 4.780%, due 10/29/35	$100,000	$98,110

Federal Home Loan Bank - 0.6%
Federal Home Loan Bank, 4.125%, due 02/27/31	200,000	195,798

Federal Home Loan Mortgage Corporation - 0.6%
Federal Home Loan Mortgage Corporation, 4.070%, due 12/17/30	200,000	197,500

Total U.S. Government & Agencies (Cost $499,672)		$491,408

	Par Value	Value
U.S. TREASURY OBLIGATIONS - 7.6%
U.S. Treasury Bonds - 3.1%
3.625%, due 02/15/44	$500,000	$423,613
4.750%, due 02/15/45	100,000	97,817
2.250%, due 08/15/49	750,000	466,494
		987,924
U.S. Treasury Notes - 4.5%
4.625%, due 09/15/26	250,000	250,427
4.250%, due 11/30/26	75,000	75,099
4.250%, due 12/31/26	500,000	500,664
2.625%, due 02/15/29	150,000	144,293
4.375%, due 05/15/34	250,000	250,078
4.250%, due 05/15/35	250,000	247,051
		1,467,612
Total U.S. Treasury Obligations (Cost $2,514,161)		$2,455,536

See Notes to Financial Statements.
16	www.jamesinvestment.com

James Aggressive Allocation Fund	Schedule of Investments
June 30, 2026

	Shares	Value
MONEY MARKET FUNDS - 1.6%
First American Treasury Obligations Fund - Class X, 3.58% (b) (Cost $523,275)	523,275	$523,275

Total Investments at Value - 99.9% (Cost $17,617,912)		$32,304,313
Other Assets in Excess of Liabilities - 0.1%		34,875
Net Assets - 100.0%		$32,339,188

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2026.

ADR - American Depositary Receipt.

See Notes to Financial Statements.
Financial Statements | June 30, 2026	17

James Advantage Funds	Statements of Assets and Liabilities
June 30, 2026

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
ASSETS

Investment securities:
At cost	$279,294,588	$54,068,070	$15,565,965	$17,617,912
At value	418,456,152	91,999,117	32,870,980	32,304,313
Receivable for capital shares sold	154	183,581	—	—
Dividends and interest receivable	2,127,011	49,848	13,693	60,313
Tax reclaims receivable	35,232	—	—	3,039
Other assets	40,636	4,831	856	—
Total Assets	420,659,185	92,237,377	32,885,529	32,367,665

LIABILITIES

Payable for capital shares redeemed	86,527	1,321	—	—
Accrued expenses:
Management fees (Note 4)	254,970	91,380	39,051	25,650
Administration fees (Note 4)	18,092	—	—	—
12b-1 distribution and service fees (Note 4)	52,529	36,006	—	—
Trustee fees (Note 4)	34,576	137	5,217	2,827
Other accrued expenses	132,769	—	—	—
Total Liabilities	579,463	128,844	44,268	28,477
COMMITMENTS AND CONTINGENCIES (NOTE 5)	—	—	—	—
Net Assets	$420,079,722	$92,108,533	$32,841,261	$32,339,188

NET ASSETS CONSIST OF

Paid-in capital	$254,734,884	$53,020,112	$14,007,245	$16,950,960
Distributable earnings	165,344,838	39,088,421	18,834,016	15,388,228
Net Assets	$420,079,722	$92,108,533	$32,841,261	$32,339,188

PRICING OF RETAIL CLASS SHARES

Net assets	$315,828,382	N/A	N/A	N/A
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par)	12,548,619	N/A	N/A	N/A
Net assets value, offering price and redemption price per share	$25.17	N/A	N/A	N/A

PRICING OF INSTITUTIONAL CLASS SHARES

Net assets	$104,251,340	N/A	N/A	N/A
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par)	4,223,330	N/A	N/A	N/A
Net assets value, offering price and redemption price per share	$24.68	N/A	N/A	N/A

PRICING OF SHARES

Net assets	N/A	$92,108,533	$32,841,261	$32,339,188
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par)	N/A	1,813,284	1,222,084	1,757,400
Net assets value, offering price and redemption price per share	N/A	$50.80	$26.87	$18.40

See Notes to Financial Statements.
18	www.jamesinvestment.com

James Advantage Funds	Statements of Operations
For the Year Ended June 30, 2026

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
INVESTMENT INCOME
Dividends (Net of withholding taxes and reclaims receivable of $30,316, $6,869, $4,138 and $8,050, respectively)	$2,700,483	$1,135,639	$326,096	$290,207
Interest	7,487,911	—	17,906	156,055
Total Income	10,188,394	1,135,639	344,002	446,262
EXPENSES
Management fees (Note 4)	3,093,142	942,132	418,468	282,485
12b-1 distribution and service fees - Retail Class (Note 4)	788,981	—	—	—
12b-1 distribution and service fees (Note 4)	—	191,480	—	—
Administration fees (Note 4)	235,685	—	—	—
Trustee fees and expenses (Note 4)	163,289	15,272	10,424	8,763
Audit and tax services fees	100,306	—	—	—
Legal fees	87,234	—	—	—
Transfer agent fees (Note 4)	54,374	—	—	—
Registration fees	42,223	—	—	—
Custodian fees	37,767	—	—	—
Insurance fees	33,448	—	—	—
Shareholder reporting expenses	27,397	—	—	—
Other expenses	99,890	—	—	—
Total Expenses	4,763,736	1,148,884	428,892	291,248
Net Investment Income (Loss)	5,424,658	(13,245)	(84,890)	155,014
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	32,127,185	1,258,639	3,284,322	999,412
Net change in unrealized appreciation (depreciation) on investments	19,898,779	20,470,391	4,490,724	5,280,816
Net Realized and Unrealized Gains on Investments	52,025,964	21,729,030	7,775,046	6,280,228
Net Change in Net Assets Resulting from Operations	$57,450,622	$21,715,785	$7,690,156	$6,435,242

See Notes to Financial Statements.
Financial Statements | June 30, 2026	19

James Balanced: Golden Rainbow Fund	Statements of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
FROM OPERATIONS

Net investment income	$5,424,658	$5,604,157
Net realized gains from investment transactions	32,127,185	17,056,651
Net change in unrealized appreciation (depreciation) on investments	19,898,779	11,585,506
Net change in net assets resulting from operations	57,450,622	34,246,314

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)

Retail Class Shares	(15,166,377)	(10,945,847)
Institutional Class	(5,295,469)	(3,657,851)
Decrease in net assets from distributions to shareholders	(20,461,846)	(14,603,698)

CAPITAL SHARE TRANSACTIONS:

Retail Class Shares
Proceeds from shares sold	5,067,793	4,475,871
Net asset value of shares issued in reinvestment of distributions to shareholders	14,931,958	10,779,906
Payments for shares redeemed	(44,358,835)	(49,833,195)
Net change in net assets from Retail Class capital share transactions	(24,359,084)	(34,577,418)

Institutional Class Shares
Proceeds from shares sold	3,455,055	8,666,917
Net asset value of shares issued in reinvestment of distributions to shareholders	5,034,717	3,472,919
Payments for shares redeemed	(12,405,216)	(13,711,053)
Net change in net assets from Institutional Class capital share transactions	(3,915,444)	(1,571,217)
Total change in net assets	8,714,248	(16,506,019)

NET ASSETS:

Beginning of year	411,365,474	427,871,493
End of year	$420,079,722	$411,365,474

CAPITAL SHARE ACTIVITY

Retail Class
Shares sold	207,244	198,864
Shares issued in reinvestment of distributions to shareholders	621,963	473,594
Shares redeemed	(1,828,695)	(2,212,159)
Net change in shares outstanding	(999,488)	(1,539,701)
Shares outstanding, beginning of year	13,548,107	15,087,808
Shares outstanding, end of year	12,548,619	13,548,107

Institutional Class Shares
Shares sold	143,026	391,954
Shares issued in reinvestment of distributions to shareholders	213,581	155,447
Shares redeemed	(519,914)	(617,168)
Net change in shares outstanding	(163,307)	(69,767)
Shares outstanding, beginning of year	4,386,637	4,456,404
Shares outstanding, end of year	4,223,330	4,386,637

See Notes to Financial Statements.
20	www.jamesinvestment.com

James Small Cap Fund	Statements of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
FROM OPERATIONS

Net investment income (loss)	$(13,245)	$86,891
Net realized gains from investment transactions	1,258,639	2,705,729
Net change in unrealized appreciation (depreciation) on investments	20,470,391	2,527,271
Net change in net assets resulting from operations	21,715,785	5,319,891

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(2,431,618)	(3,261,603)

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold	24,005,843	9,202,169
Net asset value of shares issued in reinvestment of distributions to shareholders	2,381,176	3,213,346
Payments for shares redeemed	(5,320,331)	(7,569,754)
Net change in net assets from capital share transactions	21,066,688	4,845,761
Total change in net assets	40,350,855	6,904,049

NET ASSETS

Beginning of year	51,757,678	44,853,629
End of year	$92,108,533	$51,757,678

CAPITAL SHARE ACTIVITY

Shares sold	575,318	230,443
Shares issued in reinvestment of distributions to shareholders	56,225	78,385
Shares redeemed	(122,527)	(194,325)
Net change in shares outstanding	509,016	114,503
Shares outstanding, beginning of year	1,304,268	1,189,765
Shares outstanding, end of year	1,813,284	1,304,268

See Notes to Financial Statements.
Financial Statements | June 30, 2026	21

James Micro Cap Fund	Statements of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
FROM OPERATIONS

Net investment loss	$(84,890)	$(33,512)
Net realized gains (losses) from investment transactions	3,284,322	(1,366,707)
Net change in unrealized appreciation (depreciation) on investments	4,490,724	1,623,625
Net change in net assets resulting from operations	7,690,156	223,406

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(275,808)	(401,574)

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold	580,973	1,335,316
Net asset value of shares issued in reinvestment of distributions to shareholders	272,973	397,226
Payments for shares redeemed	(2,312,656)	(2,278,951)
Net change in net assets from capital share transactions	(1,458,710)	(546,409)
Total change in net assets	5,955,638	(724,577)

NET ASSETS

Beginning of year	26,885,623	27,610,200
End of year	$32,841,261	$26,885,623

CAPITAL SHARE ACTIVITY

Shares sold	24,617	62,827
Shares issued in reinvestment of distributions to shareholders	12,408	17,233
Shares redeemed	(104,932)	(111,614)
Net change in shares outstanding	(67,907)	(31,554)
Shares outstanding, beginning of year	1,289,991	1,321,545
Shares outstanding, end of year	1,222,084	1,289,991

See Notes to Financial Statements.
22	www.jamesinvestment.com

James Aggressive Allocation Fund	Statements of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
FROM OPERATIONS

Net investment income	$155,014	$165,231
Net realized gains from investment transactions	999,412	207,338
Net change in unrealized appreciation (depreciation) on investments	5,280,816	2,088,880
Net change in net assets resulting from operations	6,435,242	2,461,449

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(156,494)	(167,727)

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold	1,116,169	695,218
Net asset value of shares issued in reinvestment of distributions to shareholders	152,200	162,388
Payments for shares redeemed	(1,124,229)	(1,788,383)
Net change in net assets from capital share transactions	144,140	(930,777)
Total change in net assets	6,422,888	1,362,945

NET ASSETS

Beginning of year	25,916,300	24,553,355
End of year	$32,339,188	$25,916,300

CAPITAL SHARE ACTIVITY

Shares sold	66,989	49,395
Shares issued in reinvestment of distributions to shareholders	9,286	11,460
Shares redeemed	(68,801)	(133,865)
Net change in shares outstanding	7,474	(73,010)
Shares outstanding, beginning of year	1,749,926	1,822,936
Shares outstanding, end of year	1,757,400	1,749,926

See Notes to Financial Statements.
Financial Statements | June 30, 2026	23

James Balanced: Golden Rainbow Fund – Retail Class	Financial Highlights
Per share data for a share outstanding throughout each year:

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
Net asset value - beginning of year	$23.04	$21.98	$19.76	$19.54	$22.94
Income (loss) from investment operations:
Net investment income (a)	0.30	0.29	0.23	0.22	0.15
Net realized and unrealized gains (losses) on investments	3.02	1.55	2.42	0.98	(2.02)
Total from investment operations	3.32	1.84	2.65	1.20	(1.87)

Less distributions from:
Net investment income	(0.30)	(0.30)	(0.24)	(0.21)	(0.16)
Net realized gains on investments	(0.89)	(0.48)	(0.19)	(0.77)	(1.37)
Total distributions	(1.19)	(0.78)	(0.43)	(0.98)	(1.53)
Net asset value at end of year	$25.17	$23.04	21.98	19.76	19.54

Total return	14.69%	8.43%	13.58%	6.41%	(8.97)%

Net assets, end of year (in thousands)	$315,828	$312,144	$331,642	$338,463	$379,714

Ratios/Supplemental Data:
Ratio of expenses to average net assets	1.20%	1.22%	1.22%	1.23%	1.18%
Ratio of net investment income to average net assets	1.24%	1.28%	1.13%	1.16%	0.68%
Portfolio turnover rate	15%	27%	26%	34%	26%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
24	www.jamesinvestment.com

James Balanced: Golden Rainbow Fund – Institutional Class	Financial Highlights
Per share data for a share outstanding throughout each year:

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
Net asset value - beginning of year	$22.62	$21.59	$19.41	$19.26	$22.63
Income (loss) from investment operations:
Net investment income (a)	0.35	0.34	0.28	0.27	0.20
Net realized and unrealized gains (losses) on investments	2.96	1.52	2.38	0.95	(1.99)
Total from investment operations	3.31	1.86	2.66	1.22	(1.79)

Less distributions from:
Net investment income	(0.36)	(0.35)	(0.29)	(0.30)	(0.21)
Net realized gains on investments	(0.89)	(0.48)	(0.19)	(0.77)	(1.37)
Total distributions	(1.25)	(0.83)	(0.48)	(1.07)	(1.58)
Net asset value at end of year	$24.68	$22.62	21.59	19.41	19.26

Total return	14.94%	8.72%	13.91%	6.64%	(8.73)%

Net assets, end of year (in thousands)	$104,251	$99,221	$96,230	$93,789	$106,501

Ratios/Supplemental Data:
Ratio of expenses to average net assets	0.95%	0.97%	0.97%	0.98%	0.93%
Ratio of net investment income to average net assets	1.49%	1.54%	1.38%	1.41%	0.92%
Portfolio turnover rate	15%	27%	26%	34%	26%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
Financial Statements | June 30, 2026	25

James Small Cap Fund	Financial Highlights
Per share data for a share outstanding throughout each year:

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
Net asset value - beginning of year	$39.68	$37.70	$30.44	$27.95	$30.46
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)	0.07	0.09	0.11	0.13
Net realized and unrealized gains (losses) on investments	12.55	4.45	7.37	4.19	(2.55)
Total from investment operations	12.54	4.52	7.46	4.30	(2.42)

Less distributions from:
Net investment income	(0.05)	(0.07)	(0.11)	(0.14)	(0.09)
Net realized gains on investments	(1.37)	(2.47)	(0.09)	(1.67)	—
Total distributions	(1.42)	(2.54)	(0.20)	(1.81)	(0.09)
Net asset value at end of year	$50.80	$39.68	37.70	30.44	27.95

Total return	32.32%	11.80%	24.59%	15.83%	(7.99)%

Net assets, end of year (in thousands)	$92,109	$51,758	$44,854	$34,787	$32,760

Ratios/Supplemental Data:
Ratio of expenses to average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	(0.02)%	0.17%	0.25%	0.36%	0.42%
Portfolio turnover rate	13%	18%	23%	18%	34%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
26	www.jamesinvestment.com

James Micro Cap Fund	Financial Highlights
Per share data for a share outstanding throughout each year:

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
Net asset value - beginning of year	$20.84	$20.89	$17.46	$16.44	$19.54
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.07)	(0.03)	0.06	0.11	0.06
Net realized and unrealized gains (losses) on investments	6.33	0.29	3.50	2.34	(2.37)
Total from investment operations	6.26	0.26	3.56	2.45	(2.31)

Less distributions from:
Net investment income	—	—	(0.13)	(0.09)	(0.01)
Net realized gains on investments	(0.23)	(0.31)	—	(1.34)	(0.78)
Total distributions	(0.23)	(0.31)	(0.13)	(1.43)	(0.79)
Paid-in capital from redemption fees(b)	—	—	0.00 (c)	—	0.00 (c)
Net asset value at end of year	$26.87	$20.84	$20.89	$17.46	$16.44

Total return	30.26%	1.09%	20.39%	15.66%	(12.56)%

Net assets, end of year (in thousands)	$32,841	$26,886	$27,610	$22,681	$22,276

Ratios/Supplemental Data:
Ratio of expenses to average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	(0.30%)	(0.12%)	0.30%	0.64%	0.30%
Portfolio turnover rate	14%	6%	10%	5%	20%

(a)	Calculated using the average shares method.
(b)	Effective May 24, 2024, the Fund eliminated the redemption fees being charged. Prior to May 24, 2024, a redemption fee of 2% was applied to shares redeemed 180 days or less from the date of purchase.
(c)	Amount rounds to less than $0.01 per share.

See Notes to Financial Statements.
Financial Statements | June 30, 2026	27

James Aggressive Allocation Fund	Financial Highlights
Per share data for a share outstanding throughout each year:

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
Net asset value - beginning of year	$14.81	$13.47	$11.19	$9.81	$11.45
Income (loss) from investment operations:
Net investment income (a)	0.09	0.09	0.08	0.10	0.04
Net realized and unrealized gains (losses) on investments	3.59	1.34	2.28	1.36	(1.66)
Total from investment operations	3.68	1.43	2.36	1.46	(1.62)

Less distributions from:
Net investment income	(0.09)	(0.09)	(0.08)	(0.08)	(0.02)
Net asset value at end of year	$18.40	$14.81	13.47	11.19	9.81

Total return	24.92%	10.68%	21.13%	15.02%	(14.15)%

Net assets, end of year (in thousands)	$32,339	$25,916	$24,553	$19,655	$19,055

Ratios/Supplemental Data:
Ratio of expenses to average net assets	1.01%	1.01%	1.02%	1.02%	1.01%
Ratio of net investment income to average net assets	0.54%	0.66%	0.72%	0.89%	0.34%
Portfolio turnover rate	21%	12%	19%	17%	39%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
28	www.jamesinvestment.com

James Advantage Funds	Notes to Financial Statements
June 30, 2026

1. ORGANIZATION

James Advantage Funds (the “Trust”) is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Micro Cap Fund, and James Aggressive Allocation Fund are each a diversified series of the Trust (individually a “Fund,” and collectively, the “Funds”). Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other investors that are approved by management of the Trust).

The James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income, and preservation of capital in declining markets. The James Balanced: Golden Rainbow Fund seeks to achieve its objective by investing primarily in equity securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued, and in fixed income securities.

The James Small Cap Fund seeks to provide long-term capital appreciation. The James Small Cap Fund seeks to achieve its objective by investing primarily in equity securities of small capitalization companies that the Adviser believes are undervalued. Small capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the Bloomberg US 2000 Total Return Index.

The James Micro Cap Fund seeks to provide long-term capital appreciation. The James Micro Cap Fund seeks to achieve its objective by investing primarily in equity securities of micro capitalization companies that the Adviser believes are undervalued. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the Bloomberg US Micro-Cap Total Return Index, including exchange-traded funds (“ETFs”) that invest primarily in such securities.

The James Aggressive Allocation Fund seeks to provide total return through a combination of growth and income. Preservation of capital in declining markets is a secondary objective. The James Aggressive Allocation Fund will generally run equity allocations of 60% or higher and, therefore, could be more volatile than a more conservative fund that holds a smaller percentage of its assets in stocks.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

Segment Reporting

The management team of the Adviser acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is predetermined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Funds’ Schedules of Investments, Statements of Changes in Net Assets and Financial Highlights.

Share Valuation

The net asset value (“NAV”) per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The NAV per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class. The offering price and redemption price per share is equal to the NAV per share.

Securities Valuation

Securities are valued at fair value. The Funds’ portfolio securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price on the exchange or market in which such securities are principally traded. Lacking a last sale price, a security is valued at its last bid price except when, in James’ opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ® over-the-counter market are valued at their NASDAQ® Official Closing Price (“NOCP”) for all NASDAQ® National Market (“NNM”) and NASDAQ® Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its NAV) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined by the Adviser as the Fund’s valuation designee, in good faith in conformity with guidelines adopted by and subject to review

Financial Statements | June 30, 2026	29

James Advantage Funds	Notes to Financial Statements
June 30, 2026

of the Board of Trustees of the Trust (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Corporate bonds, U.S. government agencies, U.S. Treasury obligations, foreign, and municipal bonds are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing services generally use market models that consider trade data, yields, spreads, quotations from dealers and active market makers, credit worthiness, market information of comparable securities, and other relevant security specific information. Asset backed/commercial mortgage-backed securities are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing service generally uses models that consider trade data, prepayment, and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Shares of open-end investment companies are valued at NAV.

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. The values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

In accordance with the Trust’s pricing and valuation guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; or

Level 3 -	Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30	www.jamesinvestment.com

James Advantage Funds	Notes to Financial Statements
June 30, 2026

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2026:

James Balanced: Golden Rainbow Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$193,271,347	$—	$—	$193,271,347
Exchange-Traded Funds	34,857,195	—	—	34,857,195
Corporate Bonds	—	49,384,896	—	49,384,896
Mortgage-Backed Securities	—	10,117,158	—	10,117,158
U.S. Government & Agencies	—	16,142,333	—	16,142,333
U.S. Treasury Obligations	—	105,698,102	—	105,698,102
Money Market Funds	8,985,121	—	—	8,985,121
Total	$237,113,663	$181,342,489	$—	$418,456,152

James Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$89,929,707	$—	$—	$89,929,707
Money Market Funds	2,069,410	—	—	2,069,410
Total	$91,999,117	$—	$—	$91,999,117

James Micro Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$29,347,941	$—	$—	$29,347,941
Exchange-Traded Funds	1,730,946	—	—	1,730,946
Right	—	—	947	947
U.S. Treasury Obligations	—	992,098	—	992,098
Money Market Funds	799,048	—	—	799,048
Total	$31,877,935	$992,098	$947	$32,870,980

James Aggressive Allocation Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$25,366,558	$—	$—	$25,366,558
Exchange-Traded Funds	1,653,551	—	—	1,653,551
Corporate Bonds	—	1,813,985	—	1,813,985
U.S. Government & Agencies	—	491,408	—	491,408
U.S. Treasury Obligations	—	2,455,536	—	2,455,536
Money Market Funds	523,275	—	—	523,275
Total	$27,543,384	$4,760,929	$—	$32,304,313

The following is a reconciliation of Level 3 instruments held in the Fund for which significant unobservable inputs were used to determine fair value for the year ended June 30, 2026.

James Micro Cap Fund

Asset Type	Balance as of June 30, 2025	Net Purchases/ Acquisitions	Net Sales	Realized Gains	Changes in Unrealized Appreciation (Depreciation)	Transfer Into Level 3	Transfer Out of Level 3	Balance as of June 30, 2026
Right	$947	$—	$—	$—	$—	$—	$—	$947

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2026.

James Micro Cap Fund

	Fair Value as of June 30, 2026	Valuation Technique	Unobservable Input	Input Value/ Range	Impact to Valuation from an Increase in Input
Right	$947	Discount on Future Cash Flows	Estimate of Future Cash Flows	100%	Increase

Financial Statements | June 30, 2026	31

James Advantage Funds	Notes to Financial Statements
June 30, 2026

Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of June 30, 2026, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Foreign Currency Translation

Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern time on the respective date of such transactions.

C.	The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, that result from changes in exchange rates.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on all debt securities. Amortization and accretion is calculated using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Dividend income includes dividends earned on Real Estate Investment Trusts (“REITs”), which may include a return of capital. As such, important taxation issues may arise, which the Funds account for when information is provided by the issuing REIT. Due to the actual character of dividends paid by REITs not being available until the end of the calendar year, the net investment income and long-term capital gains of the Funds can be different on the tax return compared to this annual report. Substantial unanticipated levels of return of capital may affect the Funds’ earnings and profits from which distributions are made.

Distributions received from Limited Partnership investments of a Fund are usually recorded as a return of capital and are excluded from available income in the calculation of distributions paid by the Funds. Return of capital is recorded as a reduction to the cost of investments in the Statements of Assets and Liabilities and in the Schedule of Investments.

Dividends and Distributions to Shareholders

Net investment income, if any, is generally declared and distributed to shareholders of each Fund on at least an annual basis. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards. Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The tax character of distributions paid to shareholders during the years ended June 30, 2026 and 2025 was as follows:

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
June 30, 2026
Ordinary Income	$5,325,180	$86,212	$—	$156,494
Long-Term Capital Gains	15,136,666	2,345,406	275,808	—
Total	$20,461,846	$2,431,618	$275,808	$156,494

June 30, 2025
Ordinary Income	$5,684,662	$99,088	$55,312	$167,727
Long-Term Capital Gains	8,919,036	3,162,515	346,262	—
Total	$14,603,698	$3,261,603	$401,574	$167,727

32	www.jamesinvestment.com

James Advantage Funds	Notes to Financial Statements
June 30, 2026

Allocation of Income and Expense

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the James Balanced: Golden Rainbow Fund is allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. The Adviser pays the expenses of each Fund, except for the James Balanced: Golden Rainbow Fund. These expenses exclude the management fees, detailed in Note 4, brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person trustees, 12b-1 fees and extraordinary expenses. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of change in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds generally intend to distribute all taxable income and capital gains to shareholders, if any, and to otherwise continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”) applicable to regulated investment companies. Therefore, no federal tax provision is required.

As of and during the year ended June 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for all open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended June 30, 2026, the Funds did not incur any interest or penalties and there were no federal, state, or local income taxes or any material income taxes in foreign jurisdictions paid by the Funds.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Where available, the Funds will file for claims on foreign taxes withheld. Tax reclaims receivable, if any, are recorded based upon the Funds’ interpretation of country specific taxation of accrued income and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Funds’ interpretation of country-specific taxation of dividend income and related amounts reclaimable.

Reclassifications, which are determined in accordance with federal income tax regulations, result primarily from earnings and profits being distributed on redemptions in the current year.

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
Paid-in capital	$1,685,819	$87,938	$(36,021)	$2,069
Distributable earnings	(1,685,819)	(87,938)	36,021	(2,069)

The following information is computed on a tax basis for each item as of June 30, 2026:

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
Cost of investments	$279,750,583	$54,068,070	$15,565,965	$17,617,854
Gross unrealized appreciation	$141,023,729	$39,510,759	$17,831,597	$14,880,595
Gross unrealized depreciation	(2,318,160)	(1,579,712)	(526,582)	(194,136)
Net unrealized appreciation	138,705,569	37,931,047	17,305,015	14,686,459
Undistributed ordinary income	80,049	—	—	80,468
Undistributed long-term capital gains	26,559,220	1,172,207	1,551,800	621,301
Accumulated capital and other losses	—	(14,833)	(22,799)	—
Distributable earnings	$165,344,838	$39,088,421	$18,834,016	$15,388,228

The difference between the cost of investments on a tax basis and financial statement cost for the Funds is due primarily to the deferral of wash sale losses and to the differing treatment of certain investments under income tax regulations and U.S. GAAP.

Financial Statements | June 30, 2026	33

James Advantage Funds	Notes to Financial Statements
June 30, 2026

Capital Losses

Under the Code, Capital Losses are carried over to future tax years and will retain their character as either short-term or long-term capital losses. These losses do not include any late year capital losses (losses arising in the period from November 1st through June 30th) that the Funds have elected to defer for the current fiscal year. The Funds’ ability to utilize capital loss carryforwards in future years may be limited under the Code and related regulations based on the results of future transactions.

During the year ended June 30, 2026, the James Aggressive Allocation Fund utilized $376,124 of capital loss carryforwards to offset current year capital gains.

James Small Cap Fund elects to defer to the period ending June 30, 2027 qualified later year losses recognized during the period January 1, 2026 through June 30, 2026 in the amount of $14,833 and James Micro Cap Fund elects to defer to the period ending June 30, 2027 qualified later year losses recognized during the period January 1, 2026 through June 30, 2026 in the amount of $22,799.

3. INVESTMENT TRANSACTIONS

During the year ended June 30, 2026, cost of purchases and proceeds from sales and maturities of investment securities (excluding short-term securities and U.S. government obligations) was as follows:

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
Purchases of investment securities	$39,824,587	$27,889,840	$3,871,008	$4,789,059
Proceeds from sales and maturities of investment securities	$74,646,274	$9,517,955	$6,578,520	$5,314,514

During the year ended June 30, 2026, cost of purchases and proceeds from sales and maturities of long-term U.S. government obligations was as follows:

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
Purchases of investment securities	$19,855,651	$—	$—	$1,219,808
Proceeds from sales and maturities of investment securities	$20,472,955	$—	$—	$1,364,334

4. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Management Agreement

The Funds retain James to manage the Funds’ investments. The investment decisions for the Funds are made by a committee of James’ personnel, which is primarily responsible for the day-to-day management of each Fund’s portfolio and pursuant to separate management agreements between the Trust, on behalf of each Fund, and the Adviser (the “Investment Management Agreements”).

The Funds pay James on a monthly basis at the annual rate set forth below of the Funds’ average daily net assets.

James Balanced: Golden Rainbow Fund

Average Total Net Assets	Contractual Fee
Up to and including $500 million	0.74%
Over $500 million and including $1 billion	0.70%
Over $1 billion and including $2 billion	0.65%
Over $2 billion	0.60%

James Small Cap Fund

Average Total Net Assets	Contractual Fee
Up to and including $500 million	1.25%
Over $500 million and including $1 billion	1.20%
Over $1 billion and including $2 billion	1.15%
Over $2 billion	1.10%

James Micro Cap Fund

Average Total Net Assets	Contractual Fee
Up to and including $500 million	1.50%
Over $500 million	1.45%

James Aggressive Allocation Fund

Average Total Net Assets	Contractual Fee
Up to and including $500 million	0.98%
Over $500 million and including $1 billion	0.95%
Over $1 billion and including $2 billion	0.90%
Over $2 billion	0.85%

34	www.jamesinvestment.com

James Advantage Funds	Notes to Financial Statements
June 30, 2026

Advisory fees for the James Small Cap Fund and the James Micro Cap Fund are reduced by the fees and expenses of the non-interested trustees incurred by the applicable Fund. Under the Investment Management Agreement, the Adviser is responsible for the payment of all operating expenses of the James Small Cap Fund, James Micro Cap Fund, and James Aggressive Allocation Fund, except for brokerage fees and commissions, taxes, interest, fees and expenses of non-interested person trustees, 12b-1 expenses and extraordinary expenses. The Adviser is not entitled to recoupment of such expenses.

Other Service Providers

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Funds. The Funds or the Adviser pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and certain cost related to the pricing of the Funds’ portfolio securities. Administration and transfer agent fees paid by the Funds for the year ended June 30, 2026, are disclosed on the Statements of Operations.

Plan of Distribution

Pursuant to the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (“UFD”) serves as principal underwriter and exclusive agent for distribution of shares of the Funds. UFD is a wholly-owned subsidiary of Ultimus. The James Balanced: Golden Rainbow Fund (Retail Class) and James Small Cap Fund have each adopted a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Plan”) under which each Fund may incur expenses related to distribution of its shares and for services provided to shareholders (“Distribution Expenses”). These Distribution Expenses are reflected as 12b-1 distribution and service fees on the Statements of Operations. Payments under a Plan are made to the Adviser or its designee, which uses them to pay Distribution Expenses on behalf of and as agent of the Trust. The amount payable by the James Small Cap Fund and the Retail Class of the James Balanced: Golden Rainbow Fund, under its Plan is 0.25% of its average daily net assets. Payments received under the Plan are in addition to the fees paid to the Adviser pursuant to the Management Agreements. Pursuant to the Plan, the Adviser shall act in the Funds’ best interests in expending or directing its designee to expend payments received by the Adviser or its designee, and such payments shall be used solely for the purpose of paying Distribution Expenses on behalf of the Funds; provided, however, that to the extent the Distribution Expenses for the period to which a payment relates are less than the payment, the Adviser may retain the excess.

Trustee Fees

Effective January 1, 2026, each Trustee who is not an interested person of the Trust (“Independent Trustees”), as defined in the 1940 Act, receives (1) a quarterly retainer of $8,300, (2) a per meeting fee for regularly scheduled Board meetings of $2,600, (3) a quarterly fee paid to the Audit Committee Chair of $1,050 and a quarterly fee paid to the other members of the Audit Committee of $525, (4) a per meeting fee of $2,200 for any special meeting held outside of a regularly scheduled Board meeting that the Independent Trustee is required to attend in person, (5) a per meeting fee of $220 for any special telephonic meetings held outside of a regularly scheduled Board meeting, and (6) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

Prior to January 1, 2026, each Independent Trustee received (1) a quarterly retainer of $8,300, (2) a per meeting fee for regularly scheduled Board meetings of $2,200, (3) a quarterly fee paid to the Audit Committee Chair of $1,050 and a quarterly fee paid to the other members of the Audit Committee of $525, (4) a per meeting fee of $2,200 for any special meeting held outside of a regularly scheduled Board meeting that the Independent Trustee is required to attend in person, (5) a per meeting fee of $220 for any special telephonic meetings held outside of a regularly scheduled Board meeting, and (6) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. Such fees are presented on the Statements of Operations as Trustee fees.

Principal Holders of Fund Shares

As of June 30, 2026, the following shareholders owned of record 25% or more of the outstanding shares of each Fund, as applicable:

NAME OF RECORD OWNER	% OWNERSHIP
James Balanced: Golden Rainbow Fund
National Financial Services, LLC (for the benefit of its customers)	35%
James Micro Cap Fund
Iris James	30%
James Aggressive Allocation Fund
Iris James	25%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. LINE OF CREDIT

The James Advantage Funds have a revolving line of credit agreement with U.S. Bank, N.A. (the “Bank”) with a combined maximum of $25,000,000. A Fund’s borrowings under the line of credit are limited to the lesser of: (i) $25,000,000, (ii) 5% of the respective Fund’s market value, or (iii) 33.3% of the respective Fund’s unencumbered assets held by the Bank as sole custodian. Borrowings under these arrangements are secured by investments held in the Funds’ portfolios as notated on the Schedules of Investments and bear interest at

Financial Statements | June 30, 2026	35

James Advantage Funds	Notes to Financial Statements
June 30, 2026

the Bank’s prime rate. As of June 30, 2026, none of the Funds had outstanding borrowings under the line of credit agreement. For the year ended June 30, 2026, none of the Funds utilized the line of credit. The Funds’ line of credit agreement is set to expire on June 30, 2027.

7. SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected. As of June 30, 2026, James Micro Cap Fund had 25.5% of net assets invested in securities within the Financials sector and James Aggressive Allocation Fund had 25.5% of net assets invested in securities within the Information Technology sector, of which 24.9% are common stock and 0.6% are corporate bonds.

8. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

36	www.jamesinvestment.com

James Advantage Funds	Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of James Advantage Funds

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of James Advantage Funds comprising the James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Micro Cap Fund, and James Aggressive Allocation Fund (the “Funds”), including the Schedules of Investments, as of June 30, 2026, the related Statements of Operations for the year then ended, the Statements of Changes in Net Assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting the James Advantage Funds as of June 30, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado

August 26, 2026

We have served as the auditor of one or more James Advantage Funds investment companies since 1998.

Financial Statements | June 30, 2026	37

James Advantage Funds	Additional Information
June 30, 2026 (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”) of the James Advantage Funds (the “Trust” or the “Funds”), including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), approved the continuation of each current management agreement by and between James Investment Research, Inc. (the “Adviser”) and the Trust, with respect to the James Aggressive Allocation Fund (the “Allocation Fund”), the James Balanced: Golden Rainbow Fund (the “Golden Rainbow Fund”), the James Micro Cap Fund (the “Micro Cap Fund”) and the James Small Cap Fund (the “Small Cap Fund”) (the “Management Agreements”) at a meeting on February 17, 2026.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the Management Agreements, the Board had received sufficient information to renew and approve the applicable Management Agreement.

In renewing and approving the Management Agreements, the Board, including the Independent Trustees, considered the following factors:

Nature, Extent and Quality of Services

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Funds under the Management Agreements. The Board reviewed certain background materials supplied by the Adviser, including its organizational structure and Form ADV.

The Board reviewed and considered information regarding the Adviser’s investment advisory personnel, its history as an asset manager and its performance, and the amount of assets currently under management by the Adviser. The Board also took into account the research and decision-making processes used by the Adviser, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of each Fund. The Board noted that the Adviser continues to primarily rely on in-house research when making investment decisions for each Fund.

The Board considered the background and experience of the Adviser’s management in connection with the Funds, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Funds, and the Funds’ officers.

The Board also reviewed, among other things, the Adviser’s compliance policies generally, including its Code of Ethics.

The Board discussed each Fund’s strategy for investing in other investment companies, such as closed-end mutual funds and ETFs, to gain exposure to particular investment products, indexes, or foreign market sectors or indices.

Based on the information provided, the Board determined that the nature, extent and quality of services rendered by the Adviser to each Fund under the applicable Management Agreement was adequate and appropriate in light of the needs of such Fund.

Cost of Services Provided

The Board also reviewed the current management fees and net annual operating expense ratios of each Fund, comparing them with the management fees of a peer group of funds with the same, or very similar, investment objectives and strategies. The Trustees noted that according to the Adviser, each peer group was selected based on the investment style and strategies employed by the Funds, as well as by asset size, and was in large part, consistent with the peer group that had been used in prior periods and in other similar reports provided to the Trustees from time to time.

The Board noted that all the Funds, except the Golden Rainbow Fund, have a unitary fee structure. Under the unitary fee structure, the Adviser generally pays the expenses of the Fund. The Board noted that for the unitary fee Funds, it would not be unreasonable for the Adviser to be compensated with a higher management fee relative to the peer group members that do not employ a unitary fee structure, and that comparing the unitary fee against the net annual operating expense ratios of comparable funds was of analytical value. The Board also reviewed calculations prepared by the Adviser to derive a “net adjusted management fee” for each of the unitary fee Funds equal to the unitary fee after deduction of all direct non-distribution expenses of the Fund paid by the Adviser. The Board reviewed the comparison of the net adjusted management fee for each applicable Fund relative to the average management fee for its peer group. The Board also reviewed the net expense ratio for each Fund relative to its peer group, and noted that the Golden Rainbow Fund’s net expense ratio does not reflect an expense waiver.

The Board further noted that some of the funds in the peer groups were one class of a fund that had many classes or were one fund of a much larger fund complex and, thus, could benefit from economies of scale provided by the other classes of such fund or complex.

38	www.jamesinvestment.com

James Advantage Funds	Additional Information
June 30, 2026 (Unaudited)

Based on the information provided, the Board determined that the actual management fee for the Golden Rainbow Fund: Retail Class and the Golden Rainbow Fund: Institutional Class were higher than their respective peer group averages; the net adjusted management fees for the Micro Cap Fund and the Small Cap Fund were higher than their respective peer group averages, while the net adjusted management fee for the Allocation Fund was lower than the Fund’s peer group average.

Based on the information provided, the Board also determined that the net expense ratio for the Allocation Fund was lower than its peer group median, and that each other Fund’s net expense ratio was higher than its peer group median. The Board concluded that these differences were reasonable in light of the services provided by the Adviser and the contractual and actual management fees paid by the Golden Rainbow Fund and the net adjusted management fees paid by each other Fund.

Performance

The Board reviewed the performance data for each Fund provided by the Adviser, including (to the extent available), one-year, three-year, five-year, and ten-year average annual total returns as of December 31, 2025. The Board also reviewed comparisons of each Fund’s performance against peer group performance, Morningstar group performance, and respective benchmarks for the one-year, three-year, five-year, and ten-year periods (as applicable).

The Board noted that the Golden Rainbow Fund: Retail Class outperformed its peer group mean and Morningstar peer group mean over the one-year, three-year and five-year periods, the Golden Rainbow Fund: Institutional Class outperformed its peer group mean and Morningstar peer group mean over the one-year, three-year and five-year periods, the Small Cap Fund outperformed its peer group mean and Morningstar peer group mean over the one-year, three-year, and five-year periods, the Micro Cap Fund outperformed its peer group mean and Morningstar peer group mean over the three-year and five-year periods, the Aggressive Allocation Fund outperformed its peer group mean and Morningstar peer group mean over the three-year and five-year periods and outperformed its peer group mean over the one-year period, and each Fund underperformed its peer group mean and Morningstar peer group mean over each other applicable period. The Board discussed the improvement in the performance of the Funds over the three-year and five-year periods ended December 31, 2025 versus the Funds’ performance over the longer-term, noting that each Fund outperformed the peer group and Morningstar means over the three-year and five-year periods.

Comparable Accounts

The Board reviewed comparisons of the fees charged by the Adviser to each Fund against fees charged to certain private account clients of the Adviser using similar strategies, if any.

Based on the information provided, the Board determined that, bearing in mind the limitations of comparing different types of clients and the different levels of service typically associated with such client accounts, the fee structures applicable to the Adviser’s other clients were not indicative of any unreasonableness with respect to the advisory fees payable by each Fund.

Adviser Profitability

The Board reviewed a profitability analysis provided by the Adviser with respect to each Fund for the twelve months ending September 30, 2025, reflecting revenues net of certain fees and expenses under each Management Agreement, and incorporating the Adviser’s assumptions and estimates of, among other items, direct expenses applied to each Fund. The Board also considered certain industry-related materials regarding the analysis of fund profitability and took note of other long-term industry and cyclical trends regarding profitability generally.

The Board discussed the assumptions and estimates included in the fund profitability analysis and received additional information from the Adviser about these assumptions and estimates.

Based on the information provided, the Board determined that the overall profitability of each Fund to the Adviser, before taking into account distribution expenses incurred by the Adviser, was not unreasonable.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Funds would be shared with, and passed along to, the Fund shareholders under the Management Agreements. The Board noted that each Management Agreement included breakpoints in the management fee for each Fund. The Board noted that due to a reduction in the Golden Rainbow Fund’s assets and the Fund having a breakpoint schedule in its Management Agreement, the Fund has a higher weighted average management fee.

Based on the information provided, the Board determined there were mechanisms in place for each Fund to cause the benefits of economies of scale to be shared with, and passed along to, the Fund shareholders.

Other Benefits to the Adviser

The Board reviewed and considered material other incidental benefits derived or to be derived by the Adviser from its relationship with the Funds. The Board noted that the Adviser does not have any soft dollar arrangements. The Board also noted that the Adviser benefits from its association with the Funds, and that the Adviser benefits from cross-marketing products. The Board then noted the Adviser’s statements that the management of the Funds may produce some economies of scale in security purchases, but they would be mainly in the fixed income markets and would be minor and infrequent.

Based on the information provided, the Board determined there were no material other benefits accruing to the Adviser in connection with its relationship with the Funds.

After further discussion, and based upon all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Board unanimously determined that the continuation of each Management Agreement for the maximum permissible period under the 1940 Act was in the best interests of the applicable Fund and its shareholders.

Financial Statements | June 30, 2026	39

James Advantage Funds	Additional Information
June 30, 2026 (Unaudited)

TAX DESIGNATIONS

Qualified Dividend Income

The percentage of ordinary income dividends distributed during the fiscal year ended June 30, 2026, are designated as qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code in the following percentages:

Amount
James Balanced: Golden Rainbow Fund	38.13%
James Small Cap Fund	100.00%
James Micro Cap Fund	0.00%
James Aggressive Allocation Fund	100.00%

Dividends Received Deduction

For corporate shareholders, the following ordinary dividends paid during the fiscal year ended June 30, 2026, qualify for the corporate dividends received deduction:

Amount
James Balanced: Golden Rainbow Fund	35.93%
James Small Cap Fund	100.00%
James Micro Cap Fund	0.00%
James Aggressive Allocation Fund	100.00%

Pursuant to Section 852(b) of the Internal Revenue Code, James Balanced: Golden Rainbow Fund designated $16,822,485, James Small Cap Fund designated $2,431,761, James Micro Cap Fund designated $305,287 and James Aggressive Allocation Fund designated $2,069 as long-term capital gains distributions.

40	www.jamesinvestment.com

INVESTMENT ADVISER
James Investment
Research, Inc.
P.O. Box 8
Alpha, Ohio 45301
info@jamesinvestment.com

CUSTODIAN
U.S. Bank
425 Walnut Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive
Suite 450
Cincinnati, Ohio 45246

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Suite 400
1601 Wewatta Street
Denver, Colorado 80202

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive
Suite 450
Cincinnati, Ohio 45246

LEGAL COUNSEL
Davis Graham
& Stubbs LLP
3400 Walnut Street, Suite 700
Denver, Colorado 80205

For information about the Funds, or to make inquiries about the Funds, please call 1-800-99JAMES (1-800-995-2637).

www.jamesinvestment.com

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable [filed under item 7]

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2)	Not applicable

(a)(3)	A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 207.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	James Advantage Funds

By (Signature and Title)		/s/ R. Brian Culpepper
R. Brian Culpepper, Chief Executive Officer and President (Principal Executive Officer)

Date	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ R. Brian Culpepper
R. Brian Culpepper, Chief Executive Officer and President (Principal Executive Officer)

Date	September 4, 2026

By (Signature and Title)		/s/ Brian P. Shepardson
Brian P. Shepardson, Chief Financial Officer and Treasurer (Principal Financial Officer)

Date	September 4, 2026